UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21237
                                   ---------------

Unified Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

431 North Pennsylvania St.
Indianapolis, IN  46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn E. Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   10/31
                        ------------

Date of reporting period:  04/30/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

================================================================================
                               Becker Value Equity
                                      Fund
================================================================================













                               Semi-Annual Report

                                 April 30, 2004

                                   (Unaudited)







                                  Fund Advisor:

                         Becker Capital Management, Inc.
                              1211 SW Fifth Avenue
                                   Suite 2185
                               Portland, OR 97204

                            Toll Free: (800) 551-3998

Management's Discussion and Analysis

June 17, 2004

Dear Fellow Shareholders,

Driven by historically low interest rates, improving corporate earnings and strong cash inflows into equity mutual funds, stocks performed well during the period November 3, 2003 (commencement of operations) to April 30, 2004. Pleasantly, the fund's investment return for such period was 8.80% versus 6.01% for the S&P 500 for the same period.

We recently read a comment in one of the financial publications that "most investors buy what they wish they had purchased last year." This painfully accurate observation reaffirmed why one of the cornerstones of our investment philosophy has always been the belief in the value of solid, fundamental research performed on a company by company basis. In this vein, we would attribute the fund's outperformance primarily to stock selection rather than sector weightings. During 2003, the best stock performers tended to be smaller, economically sensitive companies leveraged to an improving economy. As a result, the more attractively valued companies recently have tended to be larger, higher quality, and less economically dependent issues that underperformed last year. The re-emergence of the latter as market leaders clearly benefited your fund results. Examples of these companies include Becton Dickinson (2.46% of portfolio assets), Kimberly Clark (2.03%) and Pitney Bowes (1.87%).

Looking ahead, we believe that highly stimulative monetary and fiscal policies have resulted in a dramatic economic rebound. We now expect the market to shift its focus to an eventual move by the Federal Reserve Board to raise short-term interest rates. The Fed's most recent comments suggest the initial rate hike will occur in June or July. Although the Fed may be reluctant to move aggressively in an election year, we believe there is room for rates to rise without adversely affecting the stock market. In fact, some fear of Fed tightening already has been appearing in stock prices. That said, even a modest increase in short-term rates may spell an end to the market's upward progression based on expanding price/earnings ratios. Instead, subsequent gains will more likely have to come from continued improvement in corporate earnings and cash flows.

Despite the better tone to the economy, there are, as always, concerns. These include the impact of potential sustained high energy prices on consumers and business, the persistent volatility in Iraq, further dollar weakness and the general uncertainty typical of a competitive election year.

Any of these issues could lead to difficult markets in the months ahead. Nevertheless, we believe there is a lot to like about this market. As noted earlier, the economic pickup is strong and increasingly broad-based. Additionally, many companies, especially larger, higher quality names, are trading at reasonable prices. Furthermore, we believe that companies will continue to direct more of their sizeable cash flows to investors via higher dividends or to stock repurchases. While such policies take time to implement, we've noted a significant shift in this direction.

Thank you for investing in the Becker Value Equity Fund. We look forward to meeting your investment needs in the years ahead.

Sincerely,


/s/ Robert N. Schaeffer                              /s/ Patrick E. Becker

Robert N. Schaeffer                                  Patrick E. Becker
Portfolio Manager                                    Chief Investment Officer

Investment Results

                          Average Annual Total Returns
                      (for the period ended April 30, 2004)



                                                                          Since Inception
                                  One Month         Three Months        (November 4, 2003)
                                --------------  ---------------------  ----------------------

Becker Value Equity Fund*              -1.27%                 -1.18%                   8.80%

S&P 500 Index**                        -1.57%                 -1.71%                   6.01%



The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. The performance quoted represents past performance, which does not guarantee future results. Due to market volatility, current performance may be higher or lower than the performance shown above. Performance data current to the most recent calendar month can be obtained by calling 1-800-551-3998 or by visiting www.beckervaluefunds.com.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio.



            Comparison of the Growth of a $10,000 Investment in the
                   Becker Value Equity Fund and S&P 500 Index

                  Becker Value     S&P 500
                  Equity Fund       Index
                   ($10,880)       ($10,601)

   11/4/2003       10,000.00      10,000.00
  11/30/2003       10,130.00      10,063.34
  12/31/2003       10,750.00      10,590.74
   1/31/2004       11,010.00      10,785.09
   2/29/2004       11,270.00      10,934.94
   3/31/2004       11,020.00      10,769.99
   4/30/2004       10,880.00      10,601.13


The chart above assumes an initial investment of $10,000 made on November 3, 2003 (commencement of Fund operations) and held through April 30, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Becker Value Equity Fund
Schedule of Investments
April 30, 2004 (Unaudited)



Common Stocks - 92.35%                                                              Shares               Value
                                                                                   ----------        --------------

Cable & Other Pay Television Services - 2.22%
Comcast Corp - Class A                                                                 5,000          $    150,500
                                                                                                     --------------

Communication Equipment, NEC - 1.36%
UTStarcom, Inc. (a)                                                                    3,500                92,225
                                                                                                     --------------

Computer & Office Equipment - 2.03%
Hewlett-Packard Co.                                                                    7,000               137,900
                                                                                                     --------------

Computer Peripheral  Equipment, - 0.88%
Symbol Technologies, Inc.                                                              5,000                60,000
                                                                                                     --------------

Computer & Storage Devices - 1.44%
Maxtor Corp. (a)                                                                      15,000                97,650
                                                                                                     --------------

Crude Petroleum & Natural Gas - 1.75%
Unocal Corp                                                                            3,300               118,932
                                                                                                     --------------

Cutlery, Handtools & General Hardware - 1.99%
Snap-On Inc.                                                                           4,000               135,120
                                                                                                     --------------

Drilling Oil & Gas Wells - 3.94%
Diamond Offshore Drilling                                                              6,000               135,360
Globalsantafe Corp.                                                                    5,000               131,850
                                                                                                     --------------
                                                                                                           267,210
                                                                                                     --------------

Fats & Oils - 2.18%
Bunge Limited                                                                          4,000               148,200
                                                                                                     --------------

Finance Lessors - 2.28%
CIT Group                                                                              4,500               154,665
                                                                                                     --------------

Fire, Marine & Casualty Insurance - 3.98%
Allstate Corp.                                                                         2,900               133,110
CNA Financial Corp. (a)                                                                5,000               137,050
                                                                                                     --------------
                                                                                                           270,160
                                                                                                     --------------

Food & Kindred Products - 0.97%
Unliver N.V. - NY shares                                                               1,000                65,930
                                                                                                     --------------

Grain Mill Products - 2.73%
General Mills, Inc.                                                                    3,800               185,250
                                                                                                     --------------

Hospital & Medical Service Plans - 1.24%
Cigna Corp.                                                                            1,300                83,863
                                                                                                     --------------

Insurance Agents, Brokers & Service - 2.16%
Harford Financial Services Group                                                       2,400               146,592
                                                                                                     --------------

Investment Advice - 2.56%
Federated Investors Inc - Class B                                                      5,900               173,460
                                                                                                     --------------

Laboratory Analytical Instruments - 2.05%
Applied Biosystems Group                                                               7,500               139,275
                                                                                                     --------------

See accompanying notes which are an integral part of the financial statements.
                                       3

Becker Value Equity Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)


Common Stocks - 92.35%                                                              Shares               Value
                                                                                   ----------        --------------

Life Insurance - 2.52%
HCA, Inc.                                                                              4,200          $    170,646
                                                                                                     --------------

Meat Packaging Plants - 1.39%
Hormel Foods Corp.                                                                     3,100                94,519
                                                                                                     --------------

Mortgage Bankers & Loan Correspondents - 2.05%
Countrywide Financial Corp.                                                            2,349               139,296
                                                                                                     --------------

Motor Vehicles Parts & Accessories - 1.78%
Dana Corp.                                                                             6,000               120,960
                                                                                                     --------------

Motor Vehicles & Passenger Car Bodies - 2.52%
Honda Motor Co., Ltd. (c)                                                              8,500               171,275
                                                                                                     --------------

National Commercial Banks - 3.28%
Keycorp                                                                                3,000                89,100
US Bankcorp                                                                            5,200               133,328
                                                                                                     --------------
                                                                                                           222,428
                                                                                                     --------------

Office Machines - 1.87%
Pitney Bowes, Inc.                                                                     2,900               126,875
                                                                                                     --------------

Oil & Gas Field Services - 1.19%
Grant Prideco, Inc. (a)                                                                5,300                80,825
                                                                                                     --------------

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.27%
PPG Industries, Inc.                                                                   2,600               154,206
                                                                                                     --------------

Paper Mills - 2.03%
Kimberly-Clark Corp.                                                                   2,100               137,445
                                                                                                     --------------

Petroleum Refining - 2.65%
Royal Dutch Petroleum Co. (c)                                                          3,700               180,042
                                                                                                     --------------

Pharmaceutical Preparations - 6.89%
Abbott Laboratories                                                                    3,400               149,668
Merck & Co., Inc.                                                                      3,500               164,500
Pfizer, Inc.                                                                           4,300               153,768
                                                                                                     --------------
                                                                                                           467,936
                                                                                                     --------------

Railroads, Line-Haul Operating - 2.02%
Burlington Northern Sante Fe Corp.                                                     4,200               137,340
                                                                                                     --------------

Refuse Systems - 1.84%
Waste Management, Inc.                                                                 4,400               124,960
                                                                                                     --------------

Retail - Drug Stores & Proprietary Stores - 1.14%
Express Scripts, Inc. (a)                                                              1,000                77,340
                                                                                                     --------------

Retail - Grocery Stores - 1.16%
Kroger Co.                                                                             4,500                78,750
                                                                                                     --------------


See accompanying notes which are an integral part of the financial statements.
                                       4

Becker Value Equity Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 92.35%                                                              Shares               Value
                                                                                   ----------        --------------

Retail - Radio, TV & Consumer Electronic Stores - 1.72%
Circuit City Stores, Inc.                                                             10,000          $    116,800
                                                                                                     --------------

Retail - Miscellaneous Shopping Goods Stores - 1.94%
Borders Group, Inc.                                                                    5,500               131,835
                                                                                                     --------------

Retail - Variety Stores - 3.70%
Big Lots, Inc. (a)                                                                     9,000               127,440
Costco Wholesale Corp.                                                                 3,300               123,585
                                                                                                     --------------
                                                                                                           251,025
                                                                                                     --------------

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.19%
Raytheon Company                                                                       4,600               148,396
                                                                                                     --------------

Services - Prepackaged Software - 1.99%
Microsoft Corp.                                                                        5,200               135,044
                                                                                                     --------------

Surgical & Medical Instruments & Apparatus - 2.46%
Becton Dickinson & Co.                                                                 3,300               166,815
                                                                                                     --------------

Telephone Communications - 3.44%
Centurytel, Inc.                                                                       5,500               158,840
SBC Communications, Inc.                                                               3,000                74,700
                                                                                                     --------------
                                                                                                           233,540
                                                                                                     --------------
Telephone & Telegraph Apparatus - 2.55%
ADC Telecommunications, Inc.                                                          20,000                50,000
Comverse Technology, Inc. (a)                                                          7,500               122,700
                                                                                                     --------------
                                                                                                           172,700
                                                                                                     --------------

TOTAL COMMON STOCKS (Cost $6,141,030)                                                                    6,267,930
                                                                                                     --------------

Money Market Securities - 8.65%
Huntington Money Market Fund - Investment Shares, 0.20% (b)                          587,023          $    587,022
                                                                                                     --------------

TOTAL MONEY MARKET SECURITIES (Cost $587,022)                                                              587,022
                                                                                                     --------------

TOTAL INVESTMENTS (Cost $6,728,052) - 101.00%                                                         $  6,854,952
                                                                                                     --------------

Liabilities in excess of other assets - (1.00)%                                                            (67,931)
                                                                                                     --------------

TOTAL NET ASSETS - 100.00%                                                                            $  6,787,021
                                                                                                     ==============

(a) Non-income producing.
(b) Variable rate security; the yield shown represents the rate at April 30, 2004.
(c) American Depositary Receipts



See accompanying notes which are an integral part of the financial statements.

                                       5

Becker Value Equity Fund
Statement of Assets and Liabilities
April 30, 2004 (Unaudited)



Assets
Investments in securities, at value (cost $6,728,052)                                                        $   6,854,952
Interest receivable                                                                                                     95
Dividends receivable                                                                                                 5,404
Receivable from advisor                                                                                             33,830
Prepaid expenses                                                                                                     6,234
                                                                                                            ---------------
     Total assets                                                                                                6,900,515
                                                                                                            ---------------

Liabilities
Payable for investments purchased                                                                                   64,976
Accrued expenses                                                                                                    42,654
Trustee fees accrued                                                                                                 5,864
                                                                                                            ---------------
     Total liabilities                                                                                             113,494
                                                                                                            ---------------

Net Assets                                                                                                   $   6,787,021
                                                                                                            ===============

Net Assets consist of:
Paid in capital                                                                                                  6,630,322
Accumulated net investment (loss)                                                                                   (1,269)
Accumulated net realized gain from investment transactions                                                          31,068
Net unrealized appreciation on investments                                                                         126,900
                                                                                                            ---------------

Net Assets                                                                                                   $   6,787,021
                                                                                                            ===============

Shares outstanding (unlimited number of shares authorized with no par value)                                       623,853
                                                                                                            ---------------

Net Asset Value,
offering price and redemption price per share                                                                $       10.88
                                                                                                            ===============


See accompanying notes which are an integral part of the financial statements.

                                       6

Becker Value Equity Fund
Statement of Operations
Period ended April 30, 2004 (Unaudited) (a)



Investment Income
Dividend income                                                                                                 $   23,444
Interest income                                                                                                        597
                                                                                                               ------------
  Total Income                                                                                                      24,041
                                                                                                               ------------

Expenses
Investment advisor fee                                                                                              25,085
Administration expenses                                                                                             14,673
Transfer agent expenses                                                                                             13,939
Registration expenses                                                                                               12,227
Fund accounting expenses                                                                                             9,780
Trustee expenses                                                                                                     5,869
Legal expenses                                                                                                       4,891
Audit expenses                                                                                                       4,890
Pricing expenses                                                                                                     2,544
Custodian expenses                                                                                                   2,445
Insurance expenses                                                                                                   1,956
Printing expenses                                                                                                      489
Miscellaneous expenses                                                                                                 489
                                                                                                               ------------
  Total Expenses                                                                                                    99,277
Reimbursed expenses (b)                                                                                            (73,967)
                                                                                                               ------------
Net operating expenses                                                                                              25,310
                                                                                                               ------------
Net Investment (Loss)                                                                                               (1,269)
                                                                                                               ------------


Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                                          31,068
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                        126,900
                                                                                                               ------------
Net realized and unrealized gain on investment securities                                                          157,968
                                                                                                               ------------
Net increase in net assets resulting from operations                                                            $  156,699
                                                                                                               ============

(a) For the period November 3, 2003 (Commencement of Operations) to April 30, 2004.
(b) See note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.

                                       7

Becker Value Equity Fund
Statements of Changes In Net Assets

                                                                                                     Period ended
                                                                                                    April 30, 2004
                                                                                                   (Unaudited) (a)
                                                                                              ---------------------------
Operations
  Net investment (loss)                                                                        $                  (1,269)
  Net realized gain on investment securities                                                                      31,068
  Change in net unrealized appreciation (depreciation)                                                           126,900
                                                                                              ---------------------------
  Net increase in net assets resulting from operations                                                           156,699
                                                                                              ---------------------------

Capital Share Transactions
  Proceeds from shares sold                                                                                    6,694,601
  Amount paid for shares repurchased                                                                             (64,279)
                                                                                              ---------------------------
  Net increase in net assets resulting
     from share transactions                                                                                   6,630,322
                                                                                              ---------------------------

Total Increase in Net Assets                                                                                   6,787,021
                                                                                              ---------------------------

Net Assets
  Beginning of period                                                                                                  -
                                                                                              ---------------------------

  End of period                                                                                $               6,787,021
                                                                                              ===========================

Accumulated net investment loss                                                                $                  (1,269)
                                                                                              ---------------------------

Capital Share Transactions
  Shares sold                                                                                                    629,591
  Shares repurchased                                                                                              (5,738)
                                                                                              ---------------------------

  Net increase from capital transactions                                                                         623,853
                                                                                              ===========================


(a) For the period November 3, 2003 (Commencement of Operations) to April 30, 2004.


See accompanying notes which are an integral part of the financial statements.

                                       8

Becker Value Equity Fund
Financial Highlights
(For a share outstanding throughout the period)

                                                                                 Period ended
                                                                                April 30, 2004
                                                                               (Unaudited) (a)
                                                                           -------------------------

Selected Per Share Data
Net asset value, beginning of period                                        $                 10.00
                                                                           -------------------------
Income from investment operations:
  Net investment income                                                                           -
  Net realized and unrealized gain (loss)                                                      0.88
                                                                           -------------------------
Total from investment operations                                                               0.88
                                                                           -------------------------

Net asset value, end of period                                              $                 10.88
                                                                           =========================

Total Return                                                                                  8.80% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                             $ 6,787
Ratio of expenses to average net assets                                                       1.20% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                              4.71% (c)
Ratio of net investment income to
   average net assets                                                                         (0.06)(c)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                           (3.57)(c)
Portfolio turnover rate                                                                       3.45%


(a) For the period November 3, 2003 (Commencement of Operations) to April 30, 2004.
(b) Not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

                            Becker Value Equity Fund
                        Notes to the Financial Statements
                                 April 30, 2004
                                   (Unaudited)

NOTE 1. ORGANIZATION

Becker Value Equity Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on June 9, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on November 3, 2003. The investment objective of the Fund is to provide long-term capital appreciation to its shareholders. The investment advisor to the Fund is Becker Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.

                            Becker Value Equity Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Becker Capital Management, Inc. (the "Advisor). Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund. For the period November 3, 2003 (commencement of operations) through April 30, 2004, the Advisor was contractually entitled to receive fees of $25,085 from the Fund. The Advisor has contractually agreed through October 31, 2004 to waive its fee, and to the extent necessary reimburse the Fund, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses, at 1.20% of its average daily net assets. For the period November 3, 2003 (commencement of operations) through April 30, 2004, the Advisor has reimbursed expenses of $73,967. As of April 30, 2004, the Advisor owed the Fund $33,830.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average net assets up to $50 million, 0.07% of the Fund's average net assets from $50 million to $100 million, 0.05% of the Fund's average net assets from $100 million to $150 million, and 0.03% of the Fund's average net assets from over $150 million (subject to a minimum fee of $2,500 per month). For the period November 3, 2003 (commencement of operations) through April 30, 2004, Unified earned fees of $14,673 for administrative services provided to the Fund. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as the Fund's transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 plus out of pocket). For the period November 3, 2003 (commencement of operations) through April 30, 2004, Unified earned fees of $7,336 from the Fund for transfer agent services provided to the Fund and $6,603 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's average net assets up to $50 million, 0.04% of the Fund's average net assets from $50 million to $100 million, 0.03% of the Fund's average net assets from $100 million to $150 million, and 0.02% of the Fund's average net assets over $150 million (subject to a minimum monthly fee of $1,667). For the period November 3, 2003 (commencement of operations) through April 30, 2004, Unified earned fees of $12,234 from the Fund for fund accounting services provided to the Fund.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund. There were no payments made to Unified Financial Securities, Inc. by the Fund for the period November 3, 2003 (commencement of operations) through April 30, 2004. Unified Fund Services, Inc. and Unified Financial Securities, Inc. are wholly owned subsidiaries of Unified Financial Services, Inc. Certain Trustees and officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the period ended April 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

                            Becker Value Equity Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 4. INVESTMENTS - continued

Purchases
     U.S. Government Obligations       $            -
     Other                                  6,253,791
Sales
     U.S. Government Obligations       $            -
     Other                                    143,830

As of April 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:
                                        Amount
                                    ---------------
              Gross Appreciation     $     296,784
              Gross (Depreciation)        (169,884)

                                    ---------------
              Net Appreciation
              on Investments         $     126,900
                                    ===============

At April 30, 2004, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $6,728,052.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2004, Becker Capital Management, Inc., for the benefit of its customers, held 43.60% of the voting securities of the Fund.

NOTE 7. CHANGE IN ACCOUNTANTS

On March 14, 2004, Cohen McCurdy Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Trust's independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

The Fund commenced operations on November 3, 2003 and has not reached a fiscal period end as of April 30, 2004; therefore McCurdy has not issued an audit opinion for the Fund.

From the  commencement  of  operations  through  March 14,  2004,  there were no
disagreements   with  McCurdy  on  any  matter  of   accounting   principles  or
practices, financial statement disclosure, or auditing scope or procedure.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a

                            Becker Value Equity Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 7. CHANGE OF AUDITORS - continued

disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item
304).

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling the Fund at (800) 551-3998 and in documents filed with the SEC on the SEC's website at www.sec.gov.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

FUND'S ADVISOR
Becker Capital Management, Inc.
1211 SW Fifth Avenue
Suite 2185
Portland, OR  97204

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204






This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

================================================================================
                           Corbin Small-Cap Value Fund
================================================================================












                               Semi-Annual Report

                                 April 30, 2004

                                   (Unaudited)







                                  Fund Advisor:

                                Corbin & Company
                           3113 South University Drive
                                    Suite 500
                              Fort Worth, TX 76109

                            Toll Free: (800) 924-6848

                          Corbin Small-Cap Value Fund

Management's Discussion and Analysis

May 22, 2004

As of April 30, 2004, the Fund's portfolio contained 18 equities, with 78.43% in common stocks, 13.40% in preferred stocks, and 3.26% in cash equivalents. As always, if you need to contact us, please do not hesitate.

PERFORMANCE DISCUSSION

The Fund generated a total return of 32.15% for the twelve months ended April 30, 2004. The Russell 2000 return for that period was 42.01%, and the S&P 600 Small-Cap Index finished with a return of 39.95%. There were several reasons for this performance.

First, was the fact that we had an above average cash position for the months of November and December. In these months the market really surged forward, thanks in part to renewed faith in the economy. Then, after the first of the year, things seemed to mitigate substantially in regards to investor enthusiasm. Unfortunately, the fund was suffering large redemptions because it was not in the "sweet spot" of the moment for investor funds. While we were able to stay somewhat ahead of this groundswell of selling, we have a fund that is long-term oriented and invests in stocks that way. Extremely large changes in the fund's assets over a short period of time is not conducive to our performance, despite the installation of a 2% redemption fee that goes directly to the fund's long-term shareholders.

Second, during this period of time, the market was not favorable toward value-oriented stocks such as the ones we buy. While we have seen this change in a relatively short space of time, over the next year both growth and value are equally likely to share the spotlight. Therefore, we would expect the dramatic change we saw favoring growth over value in the last few month of the year to subside.

Finally, the fact is some of our firms have not performed up to expectations, starting with our largest holding and moving downward from there. We have sold the ones in the last year (and there were many) that exceeded our expectations and held those that are still waiting to realize the expectations that we have for them. That is the reason that I am so excited about the fund right now: I think we have a lot of stocks that are going to realize our expectations for them. They just did not materialize in the six-month period that is the subject of this semi-annual report.

FOCUS ON THE TOP FIVE HOLDINGS

American Biltrite (ABL): American Biltrite Inc. produces Congoluem-brand vinyl tile flooring and sheet-vinyl floors, and it distributes fashion jewelry through its K&M Associates supplier. The Company also manufactures industrial products such as adhesive-coated, pressure sensitive tapes used to protect materials during handling and varied applications. American Biltrite's Canadian subsidiary produces rubber and vinyl flooring and products such as conveyor belts, truck and trailer splashguards, and sheet rubber. The founding Marcus family owns approximately 60% of the company.

Chase Corporation (CCF): Located in Bridgewater, Massachusetts, Chase Corporation produces tapes and protective coatings used by the electronic, public utility, and oil industries. Products include insulating and conducting materials for electrical and telephone wire, electrical repair tapes, protective pipe coatings, thermoelectric insulation for electrical equipment, and moisture protective coatings for electronics. Chase also provides circuit board manufacturing services. Co-found Edward Chase owns approximately 33% of the company through a trust, and son Peter Chase (president, CEO and COO) owns about 16%.


Forgent Networks (FORG): Based in Austin, Texas, Forgent Networks is a company that transitioned from being a developer of videoconferencing software to becoming a provider of enterprise collaborative software. Forgent's products extend traditional audio and videoconferencing technology by adding the ability to exchange documents and graphics over telecommunications networks. Its ALLIANCE products also offer scheduling software that allows end-users to set up their own videoconferences, reserve resources, and invite participants. In addition, the company provides videoconferencing support services, including technical assistance and network consulting.

FTI Consulting (FCN): Located in Annapolis, Maryland, FTI Consulting provides expert testimony through its litigation support and consulting services, which range from forensic analysis, jury consulting, and courtroom visual aids to accident reconstruction, fire investigation, and consulting on intellectual property and scientific issues. FTI also provides financial services such as corporate restructuring, forensic accounting, and fraud investigation. The firm's some 2,500 clientele include corporations, law firms, banks, and insurance companies.

Valassis Communications (VCI): Valassis Communications offers door-to-door marketing and is one of the country's leading producers of newspaper inserts. Valassis sells space for advertising and coupons in its four-colored booklets, which are distributed to some 60 million households through about 530 Sunday newspaper editions. Outside the U.S., Valassis produces the Shop & Save insert, which reaches approximately 5 million Canadian households. Other marketing programs include product samples delivered bundled with newspapers, custom newspaper inserts, and run-of-press newspaper ad space.

FINAL THOUGHTS

Thank you once again for choosing the Corbin Small-Cap Value Fund. The Fund's ticker symbol is CORBX, and it can be found on most quotation services. If you have any questions or comments, please contact me at dcorbin@corbincom.com or
(800) 490-9333. We appreciate your confidence in the Fund and look forward to success in the future.


David A. Corbin, CFA
President and Chief
Investment Officer

Investment Results



                          Average Annual Total Returns
                       (for periods ended April 30, 2004)

                                                                     Since Inception
                                    One Year           Five Years    (June 10, 1997)
                                 ----------------   ---------------  ----------------

Corbin Small Cap Fund*                32.15%              6.10%               -0.62%

S&P 600 Index**                       39.95%             10.87%                9.41%

Russell 2000 Index**                  42.01%              6.67%                6.84%


The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. The performance quoted represents past performance, which does not guarantee future results. Due to market volatility, current performance may be higher or lower than the performance shown above. Performance data current to the most recent calendar month can be obtained by calling 1-800-924-6848.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** Each Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 600 Index and the Russell 2000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund's portfolio.


 Comparison of the Growth of a $10,000 Investment in the Corbin Small-Cap Value
                   Fund, S&P 600 Index, and Russell 2000 Index

[GRAPHIC OMITTED]

                     Corbin
                   Small-Cap      Russell       S&P 600
                   Value Fund    2000 Index      Index
                  ($9,581.99)   ($15,783.11)  ($18,591.92)

     6/10/1997     10,000.00     10,000.00     10,000.00
    10/31/1997     11,030.00     11,257.83     11,420.62
     4/30/1998     11,172.96     12,594.84     12,749.58
    10/31/1998      7,051.00      9,924.82     10,157.17
     4/30/1999      7,125.56     11,429.41     11,098.27
    10/31/1999      7,189.47     11,400.35     11,379.31
     4/30/2000      8,467.59     13,534.72     13,341.97
    10/31/2000      7,572.90     13,384.83     14,253.77
     4/30/2001      6,854.97     13,147.85     14,419.81
    10/31/2001      8,683.68     11,684.91     13,335.37
     4/30/2002     10,373.36     14,025.70     16,804.53
    10/31/2002      7,475.23     10,333.17     12,830.65
     4/30/2003      7,250.66     11,113.80     13,285.13
    10/31/2003     10,180.86     14,814.17     17,137.94
     4/30/2004      9,581.99     15,783.11     18,591.92

The chart above assumes an initial investment of $10,000 made on June 10, 1997 (commencement of Fund operations) and held through April 30, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE WHICH DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Corbin Small-Cap Value Fund
Schedule of Investments
April 30, 2004 (Unaudited)


Common Stocks - 78.43%                                                           Shares               Value
                                                                               ------------      ----------------

Electric Lighting & Wiring Equipment - 9.63%
Chase Corp.                                                                         30,000        $      447,000
                                                                                                 ----------------

General Merchandise Stores - 3.65%
Duckwall-Alco Stores, Inc. (a)                                                      10,000               169,500
                                                                                                 ----------------

Hardware & Software Development - 3.37%
Procera Networks, Inc. (a)                                                          90,000               156,600
                                                                                                 ----------------

Partitions, Shelving, Lockers, & office & Store Fixtures - 2.26%
Knape & Vogt Manufacturing Co.                                                       8,000               104,640
                                                                                                 ----------------

Plastics Products - 9.44%
American Biltrite, Inc.                                                             40,000               438,000
                                                                                                 ----------------

Radio & Tv Broadcasting & Communications Equipment - 16.07%
Airspan Networks, Inc. (a)                                                          15,000                80,100
Forgent Networks, Inc. (a)                                                         370,000               666,000
                                                                                                 ----------------
                                                                                                         746,100
                                                                                                 ----------------

Retail - Eating Places - 7.74%
BUCA, Inc. (a)                                                                      30,000               196,800
Jack In The Box Inc (a)                                                              6,000               162,480
                                                                                                 ----------------
                                                                                                         359,280
                                                                                                 ----------------

Security Brokers, Dealers & Flotation Companies - 3.83%
LaBranche & Co., Inc.                                                                6,000                58,620
Van der Moolen Holding NV ADR (c)                                                   15,000               119,250
                                                                                                 ----------------
                                                                                                         177,870
                                                                                                 ----------------

Services - Advertising - 6.66%
Valassis Communications, Inc. (a)                                                   10,000               309,000
                                                                                                 ----------------

Services - Management Consulting Services - 7.09%
FTI Consulting, Inc. (a)                                                            20,000               329,000
                                                                                                 ----------------

Services - Prepackaged Software - 2.97%
Acclaim Entertainment, Inc. (a)                                                    300,000               138,000
                                                                                                 ----------------

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 5.72%
Molecular Imaging Corp. (a)                                                        947,800               265,384
                                                                                                 ----------------

TOTAL COMMON STOCKS (Cost $4,414,831)                                                                  3,640,374
                                                                                                 ----------------


See accompanying notes which are an integral part of the financial statements.
                                       4

Corbin Small-Cap Value Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)



Convertible Preferred Stock - 10.64%                                             Shares               Value
                                                                               ------------      ----------------

Dura Automotive Systems Capital Trust, 7.50%                                        11,000        $      250,272
U.S. Restaurant Properties, Inc., 7.72%                                             10,000               243,750
                                                                                                 ----------------

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $461,843)                                                        494,022
                                                                                                 ----------------

Preferred Stock - 2.76%
American Coin Merchandising Trust, 11.00% (Cost $133,385)                           15,000               128,250
                                                                                                 ----------------

TOTAL PREFERRED STOCK (Cost $133,385)                                                                    128,250
                                                                                                 ----------------

Money Market Securities - 3.26%
Huntington Money Market Fund - Investment Shares, 0.20% (b)                        151,413               151,413
                                                                                                 ----------------

TOTAL MONEY MARKET SECURITIES (Cost $151,413)                                                            151,413
                                                                                                 ----------------

TOTAL INVESTMENTS (Cost $5,161,472) - 95.09%                                                      $    4,414,059
                                                                                                 ----------------

Other assets less liabilities - 4.91%                                                                    228,045
                                                                                                 ----------------

TOTAL NET ASSETS - 100.00%                                                                        $    4,642,104
                                                                                                 ================

(a) Non-income producing.
(b) Variable rate security; the yield shown represents the rate at April 30, 2004.
(c) American  Depositary Receipt



See accompanying notes which are an integral part of the financial statements.

                                       5

Corbin Small-Cap Value Fund
Statement of Assets and Liabilities
April 30, 2004 (Unaudited)



Assets
Investments in securities, at value (cost $5,161,472)                                                $      4,414,059
Interest receivable                                                                                                31
Receivable for investments sold                                                                               248,775
Receivable for fund shares sold                                                                                 8,000
                                                                                                    ------------------
     Total assets                                                                                           4,670,865
                                                                                                    ------------------

Liabilities
Payable for fund shares redeemed                                                                               13,301
Payable to advisor                                                                                             14,945
Trustee fees accrued                                                                                              515
                                                                                                    ------------------
     Total liabilities                                                                                         28,761
                                                                                                    ------------------

Net Assets                                                                                           $      4,642,104
                                                                                                    ==================

Net Assets consist of:
Paid in capital                                                                                             8,405,449
Accumulated net investment (loss)                                                                              (8,978)
Accumulated net realized (loss) from investment transactions                                               (3,006,954)
Net unrealized (depreciation) on investments                                                                 (747,413)
                                                                                                    ------------------

Net Assets                                                                                           $      4,642,104
                                                                                                    ==================

Shares outstanding (unlimited number of shares authorized with no par value)                                  518,851
                                                                                                    ------------------

Net Asset Value and
offering price                                                                                       $           8.95
                                                                                                    ==================

Redemption price per share (a)                                                                       $           8.77
                                                                                                    ==================


(a) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 90 days of purchase.


See accompanying notes which are an integral part of the financial statements.

                                       6

Corbin Small-Cap Value Fund
Statement of Operations
Six months ended April 30, 2004 (Unaudited)



Investment Income
Dividend income                                                                                      $       43,660
Interest income                                                                                               2,598
                                                                                                    ----------------
  Total Income                                                                                               46,258
                                                                                                    ----------------

Expenses
Investment advisor fee (a)                                                                                   54,242
Trustee expenses                                                                                                994
                                                                                                    ----------------
  Total Expenses                                                                                             55,236
                                                                                                    ----------------
Net Investment (Loss)                                                                                        (8,978)
                                                                                                    ----------------


Realized & Unrealized Gain (Loss)
Net realized (loss) on investment securities                                                             (1,492,039)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                               1,255,714
                                                                                                    ----------------
Net realized and unrealized (loss) on investment securities                                                (236,325)
                                                                                                    ----------------
                                                                                                    ----------------
Net (decrease) in net assets resulting from operations                                               $     (245,303)
                                                                                                    ================

(a) See note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.

                                       7

Corbin Small-Cap Value Fund
Statements of Changes In Net Assets

                                                                   Six months ended
                                                                    April 30, 2004              Year ended
                                                                      (Unaudited)            October 31, 2003
                                                                ------------------------  ------------------------
Operations
  Net investment (loss)                                          $               (8,978)   $              (52,460)
  Net realized (loss) on investment securities                               (1,492,039)                 (467,790)
  Change in net unrealized appreciation (depreciation)                        1,255,714                 3,549,488
                                                                ------------------------  ------------------------
  Net increase (decrease) in net assets resulting from operations              (245,303)                3,029,238
                                                                ------------------------  ------------------------

Capital Share Transactions
  Proceeds from shares sold                                                     259,458                21,305,397
  Reinvestment of distributions                                                       -                         -
  Amount paid for shares repurchased                                        (10,804,710)              (25,331,743)
                                                                ------------------------  ------------------------
  Net (decrease) in net assets resulting
     from share transactions                                                (10,545,252)               (4,026,346)
                                                                ------------------------  ------------------------

Total (Decrease) in Net Assets                                              (10,790,555)                 (997,108)
                                                                ------------------------  ------------------------

Net Assets
  Beginning of period                                                        15,432,659                16,429,767
                                                                ------------------------  ------------------------

  End of period                                                  $            4,642,104    $           15,432,659
                                                                ========================  ========================

Accumulated net investment (loss)                                $               (8,978)   $                    -
                                                                ------------------------  ------------------------

Capital Share Transactions
  Shares sold                                                                    24,592                 2,438,470
  Shares issued in reinvestment of distributions                                      -                         -
  Shares repurchased                                                         (1,127,257)               (3,168,529)
                                                                ------------------------  ------------------------

  Net (decrease) from capital transactions                                   (1,102,665)                 (730,059)
                                                                ========================  ========================


See accompanying notes which are an integral part of the financial statements.

                                       8

Corbin Small-Cap Value Fund
Financial Highlights
(For a share outstanding throughout the period)

                                                                                             Year Ended October 31
                                                          Six months ended   -------------------------------------------------------
                                                          April 30, 2004
                                                           (Unaudited)         2003        2002       2001       2000        1999
                                                          ---------------    ---------   ---------   --------   --------   ---------
Selected Per Share Data
Net asset value, beginning of period                              $ 9.52       $ 6.99      $ 8.12     $ 7.11     $ 6.75      $ 6.62
                                                          ---------------    ---------   ---------   --------   --------   ---------
Income from investment operations
  Net investment income (loss)                                     (0.02)       (0.03)      (0.05)     (0.02)      0.02       (0.01)
  Net realized and unrealized gain (loss)                          (0.53)        2.56       (1.08)      1.05       0.34        0.14
                                                          ---------------    ---------   ---------   --------   --------   ---------
Total from investment operations                                   (0.55)        2.53       (1.13)      1.03       0.36        0.13
                                                          ---------------    ---------   ---------   --------   --------   ---------
Less Distributions to shareholders:
  From net investment income                                           -            -           -      (0.02)         -           -
                                                          ---------------    ---------   ---------   --------   --------   ---------
Total distributions                                                    -            -           -      (0.02)         -           -
                                                          ---------------    ---------   ---------   --------   --------   ---------

Net asset value, end of period                                    $ 8.97       $ 9.52      $ 6.99     $ 8.12     $ 7.11      $ 6.75
                                                          ===============    =========   =========   ========   ========   =========

Total Return                                                      -7.82%(a)    36.19%     -13.92%     14.67%      5.33%       1.96%

Ratios and Supplemental Data
Net assets, end of period (000)                                  $ 4,647     $ 15,433    $ 16,436    $ 4,697    $ 2,888     $ 2,294
Ratio of expenses to average net assets
   before waiver                                                    N/A        1.29%       1.29%      1.34%      1.36%       1.31%
Ratio of expenses to average net assets                           1.28% (b)    1.28%       1.28%      1.25%      1.25%       1.25%
Ratio of net income (loss) to average
   net assets before waiver                                         N/A        (0.40)%     (0.56)%    (0.41)%    0.12%       (0.26)%
Ratio of net income (loss) to average
   net assets                                                     (0.21)(b)    (0.39)%     (0.55)%    (0.32)%    0.24%       (0.20)%
Portfolio turnover rate                                            9.30%      102.87%     135.70%     70.56%     94.69%      65.66%



(a) Not annualized.
(b) Annualized.


See accompanying notes which are an integral part of the financial statements.

                           Corbin Small-Cap Value Fund
                        Notes to the Financial Statements
                                 April 30, 2004
                                   (Unaudited)

NOTE 1. ORGANIZATION

Corbin Small-Cap Value Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the Corbin Small-Cap Value Fund, a series of the AmeriPrime Funds (the "Predecessor Fund"), in a tax-free reorganization. The Predecessor Fund commenced operations on June 30, 1997. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is to provide long-term capital appreciation to its shareholders. The investment advisor to the Fund is Corbin & Company (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of

                           Corbin Small-Cap Value Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Corbin & Company. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.25% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended April 30, 2004, the Advisor earned a fee of $54,242 from the Fund. As of April 30, 2004, the Fund owed the Advisor $14,945 for its services.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain
Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2004. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended April 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
     U.S. Government Obligations   $         -
     Other                             678,309
Sales
     U.S. Government Obligations   $         -
     Other                           6,793,116

                           Corbin Small-Cap Value Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 4. INVESTMENTS - continued

As of April 30, 2004, the net unrealized depreciation of investments for tax purposes was as follows:

                           Amount
                        --------------
Gross Appreciation       $    378,903
Gross (Depreciation)       (1,126,317)
                        --------------
Net Depreciation
on Investments           $   (747,414)
                        ==============

At April 30, 2004, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $5,161,472.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2004, National Investor, Inc., for the benefit of its customers, held over 32% of the voting securities of the Fund and Charles Schwab & Co., for the benefit of its customers, held approximately 29% of the voting securities of the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At October 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,073,842, which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:


                     Year of Expiration    Amount
                   ---------------------   ------------
                           2009               $226,494
                           2011                847,348

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid no distributions in the six months ended April 30, 2004 and the fiscal years ended October 31, 2003 and 2002.

                           Corbin Small-Cap Value Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

As of October 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)             $              -
Undistributed long-term capital gain/(accumulated losses)            (1,158,891)
Unrealized appreciation/(depreciation)                               (2,359,151)
                                                             -------------------
                                                              $      (3,518,042)
                                                             ===================

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

NOTE 9. CHANGE OF AUDITORS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending October 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal years ended October 31, 2003 and 2002 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the two-year period ended October 31, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling the Fund at (800) 924-6848 and in documents filed with the SEC on the SEC's website at www.sec.gov.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

FUND'S ADVISOR
Corbin & Company
3113 South University Drive
Suite 500
Fort Worth, TX  76109

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204






This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

================================================================================
                                  Dreman Funds
================================================================================












                               Semi-Annual Report

                                 April 30, 2004

                                   (Unaudited)







                                  Fund Advisor:

                          Dreman Value Management, LLC
                             520 East Cooper Avenue
                                   Suite 230-4
                                 Aspen, CO 81611



                            Toll Free: (800) 247-1014

Dreman Funds
Dreman High Opportunity Large Cap Value Fund
Schedule of Investments
April 30, 2004 (Unaudited)



Common Stocks - 97.05%                                                            Shares                Value
                                                                               --------------       ---------------

Cigarettes - 2.75%
RJ Reynolds Tobacco Holdings, Inc.                                                     2,155         $     139,579
                                                                                                    ---------------

Crude Petroleum & Natural Gas - 2.51%
Devon Energy Corp.                                                                     1,200                73,440
Kerr-McGee Corp.                                                                       1,100                53,823
                                                                                                    ---------------
                                                                                                           127,263
                                                                                                    ---------------

Drilling Oil & Gas Wells - 1.31%
Transocean, Inc. (a)                                                                   2,400                66,648
                                                                                                    ---------------

Electronic & Other Electrical Equipment  - 1.00%
General Electric Co.                                                                   1,700                50,915
                                                                                                    ---------------

Electronic Connectors - 1.14%
Tyco International Ltd.                                                                2,100                57,645
                                                                                                    ---------------

Federal & Federally - Sponsored Credit Agencies - 12.71%
Federal Home Loan Mortgage Corp (Freddie Mac)                                          6,800               397,120
Federal National Mortgage Association (Fannie Mae)                                     3,600               247,392
                                                                                                    ---------------
                                                                                                           644,512
                                                                                                    ---------------

Fire, Marine & Casualty Insurance - 2.54%
American International Group, Inc.                                                     1,800               128,970
                                                                                                    ---------------

Food & Kindred Products - 11.12%
Altria Group, Inc.                                                                     9,400               520,572
British American Tobacco Plc. (c)                                                      1,400                43,050
                                                                                                    ---------------
                                                                                                           563,622
                                                                                                    ---------------

Hospital & Medical Service Plans - 0.29%
Humana, Inc. (a)                                                                         900                14,661
                                                                                                    ---------------

Insurance Agents Brokers & Services - 0.98%
Marsh & McLennan Companies, Inc.                                                       1,100                49,610
                                                                                                    ---------------

Investment Advice - 0.03%
Piper Jaffray Companies (a)                                                               33                 1,598
                                                                                                    ---------------

National Commercial Banks - 11.97%
Bank of America Corp.                                                                  2,421               194,866
First Horizon National Corp.                                                           1,300                57,148


See accompanying notes which are an integral part of the financial statements.

                                       1

Dreman Funds
Dreman High Opportunity Large Cap Value Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 97.05% - continued                                                Shares                Value
                                                                               --------------       ---------------

National Commercial Banks - 11.97% - continued
KeyCorp                                                                                3,300         $      98,010
PNC Financial Services Group, Inc.                                                     1,400                74,340
Union Planters Corp.                                                                   1,700                47,260
U.S. Bancorp                                                                           3,300                84,612
Wachovia Corp.                                                                         1,100                50,325
                                                                                                    ---------------
                                                                                                           606,561
                                                                                                    ---------------

Petroleum Refining - 6.48%
ChevronTexaco Corp.                                                                    1,800               164,700
ConocoPhillips Co.                                                                     2,300               163,990
                                                                                                    ---------------
                                                                                                           328,690
                                                                                                    ---------------

Pharmaceutical Preparations - 11.06%
Bristol-Myers Squibb Inc.                                                              7,685               192,894
Merck & Co., Inc.                                                                      4,245               199,515
Pfizer, Inc.                                                                           3,320               118,723
Wyeth                                                                                  1,300                49,491
                                                                                                    ---------------
                                                                                                           560,623
                                                                                                    ---------------

Retail - Department Stores - 1.16%
Federated Department Stores, Inc.                                                      1,200                58,800
                                                                                                    ---------------

Retail - Drug Stores & Proprietary Stores - 0.89%
Medco Health Solutions, Inc.  (a)                                                      1,270                44,958
                                                                                                    ---------------

Retail - Grocery Stores - 0.95%
Safeway, Inc.  (a)                                                                     2,100                48,195
                                                                                                    ---------------

Retail - Lumber & Other Building Materials Dealers - 1.67%
Home Depot, Inc.                                                                       2,400                84,456
                                                                                                    ---------------

Retail - Miscellaneous Shopping Goods Stores - 3.68%
Borders Group Inc                                                                      5,100               122,247
Staples, Inc.                                                                          2,500                64,400
                                                                                                    ---------------
                                                                                                           186,647
                                                                                                    ---------------

Savings Institutions, Not Federally Chartered - 5.44%
Washington Mutual, Inc.                                                                7,000               275,730
                                                                                                    ---------------

Services - Computer Programming, Data Processing - 2.38%
Electronic Data Systems Corp.                                                          6,600               120,714
                                                                                                    ---------------


See accompanying notes which are an integral part of the financial statements.

                                       2

Dreman Funds
Dreman High Opportunity Large Cap Value Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 97.05% - continued                                                Shares                Value
                                                                               --------------       ---------------

Services - General Medical & Surgical Hospitals - 1.52%
HCA, Inc.                                                                              1,900         $      77,197
                                                                                                    ---------------

Services - Medical Laboratories - 3.24%
Laboratory Corp. of America Holdings (a)                                               2,010                79,877
Quest Diagnostics Inc.                                                                 1,000                84,350
                                                                                                    ---------------
                                                                                                           164,227
                                                                                                    ---------------

Surgical & Medical Instruments & Apparatus - 1.44%
Becton, Dickinson & Co.                                                                1,440                72,792
                                                                                                    ---------------

Tobacco Products - 5.73%
Imperial Tobacco Group Plc. (c)                                                        1,000                44,700
UST, Inc.                                                                              6,600               245,586
                                                                                                    ---------------
                                                                                                           290,286
                                                                                                    ---------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.08%
AmerisourceBergen Corp.                                                                  440                25,472
Cardinal Health, Inc.                                                                    400                29,300
                                                                                                    ---------------
                                                                                                            54,772
                                                                                                    ---------------

Wholesale - Farm Products Raw Materials - 1.98%
Universal Corporation                                                                  2,000               100,480
                                                                                                    ---------------

TOTAL COMMON STOCKS (Cost $4,621,835)                                                                    4,920,151
                                                                                                    ---------------


Money Market Securities - 3.19%
Huntington Money Market Fund IV, 0.25% (b)                                           161,792               161,792
                                                                                                    ---------------

TOTAL MONEY MARKET SECURITIES (Cost $161,792)                                                              161,792
                                                                                                    ---------------

TOTAL INVESTMENTS (Cost $4,783,627) - 100.24%                                                        $   5,081,943
                                                                                                    ---------------

Liabilities in excess of cash and other assets (d) - (0.24)%                                               (12,331)
                                                                                                    ---------------

TOTAL NET ASSETS - 100.00%                                                                           $   5,069,612
                                                                                                    ===============

(a)  Non-income producing.
(b) Variable rate security; the yield shown represents the rate at April 30, 2004.
(c)  American Depositary Receipts.
(d)  Cash in the amount of $6,400 is held as collateral for futures trading.


See accompanying notes which are an integral part of the financial statements.

                                       3

Dreman Funds
Dreman High Opportunity Mid Cap Value Fund
Schedule of Investments
April 30, 2004 (Unaudited)

Common Stocks - 92.03%                                                            Shares                Value
                                                                               --------------       ---------------

Agriculture Chemicals - 0.86%
Scotts Co. (The) (a)                                                                     100         $       6,595
                                                                                                    ---------------

Carpets & Rugs - 1.01%
Mohawk Industries, Inc. (a)                                                              100                 7,714
                                                                                                    ---------------

Commercial Printing - 0.38%
Donnelley, R.R. & Sons                                                                   100                 2,942
                                                                                                    ---------------

Computer Storage Devices - 0.65%
Seagate Technology                                                                       400                 5,004
                                                                                                    ---------------

Crude Petroleum & Natural Gas - 7.11%
Chesapeake Energy Corp.                                                                  600                 8,250
Devon Energy Corp.                                                                       100                 6,120
EOG Resources, Inc.                                                                      200                 9,850
Kerr-McGee Corp.                                                                         200                 9,786
Pioneer Natural Resources Co.                                                            200                 6,542
Talisman Energy, Inc.                                                                    100                 5,693
XTO Energy, Inc.                                                                         300                 8,010
                                                                                                    ---------------
                                                                                                            54,251
                                                                                                    ---------------

Dental Equipment & Supplies - 0.42%
Apogent Technologies, Inc. (a)                                                           100                 3,242
                                                                                                    ---------------

Dolls & Stuffed Toys - 0.44%
Mattel, Inc.                                                                             200                 3,392
                                                                                                    ---------------

Electric & Other Services Combined - 3.13%
Consolidated Edison, Inc.                                                                200                 8,242
DPL, Inc.                                                                                400                 7,048
Public Service Enterprise Group, Inc.                                                    200                 8,580
                                                                                                    ---------------
                                                                                                            23,870
                                                                                                    ---------------

Electric Services - 0.31%
Edison International                                                                     100                 2,340
                                                                                                    ---------------

Finance Lessors - 1.35%
CIT Group, Inc.                                                                          300                10,311
                                                                                                    ---------------

Finance Services - 1.39%
Janus Capital Group, Inc.                                                                700                10,640
                                                                                                    ---------------


See accompanying notes which are an integral part of the financial statements.

                                       4

Dreman Funds
Dreman High Opportunity Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 92.03% - continued                                                Shares                Value
                                                                               --------------       ---------------

Fire, Marine & Casualty Insurance - 5.07%
Chubb Corp.                                                                              100         $       6,900
Cincinnati Financial Corp.                                                               200                 8,198
Endurance Specialty Holdings Ltd.                                                        200                 6,712
SAFECO Corp.                                                                             200                 8,758
St. Paul Travelers Companies, Inc.                                                       200                 8,134
                                                                                                    ---------------
                                                                                                            38,702
                                                                                                    ---------------

General Building Contractors - Residential Buildings - 1.23%
Lennar Corp.                                                                             200                 9,370
                                                                                                    ---------------

Hospital & Medical Service Plans - 0.89%
Triad Hospitals, Inc. (a)                                                                200                 6,802
                                                                                                    ---------------

Hotels & Motels - 1.24%
Marriott International, Inc.                                                             200                 9,432
                                                                                                    ---------------

Household Furniture - 1.47%
Furniture Brands International, Inc.                                                     400                11,256
                                                                                                    ---------------

Investment Advice - 1.31%
Alliance Capital Management Holding LP                                                   300                10,005
                                                                                                    ---------------

Laboratory Analytical Instruments - 1.91%
Beckman Coulter, Inc.                                                                    100                 5,584
Mettler Toledo International, Inc. (a)                                                   200                 8,964
                                                                                                    ---------------
                                                                                                            14,548
                                                                                                    ---------------

Measuring & Controlling Devices - 0.76%
Thermo Electron Corp. (a)                                                                200                 5,840
                                                                                                    ---------------

Metalworking Machinery & Equipment - 1.74%
SPX Corp.                                                                                300                13,305
                                                                                                    ---------------

Misc Industrial & Commercial Machinery & Equipment - 1.04%
ITT Industries, Inc.                                                                     100                 7,929
                                                                                                    ---------------

Miscellaneous Furniture & Fixtures - 0.88%
Hillenbrand Industries, Inc.                                                             100                 6,750
                                                                                                    ---------------

Miscellaneous Manufacturing Industries - 0.85%
Blyth, Inc.                                                                              200                 6,502
                                                                                                    ---------------


See accompanying notes which are an integral part of the financial statements.

                                       5

Dreman Funds
Dreman High Opportunity Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 92.03% - continued                                                Shares                Value
                                                                               --------------       ---------------

Miscellaneous Shopping Goods Stores - 1.38%
Office Depot, Inc. (a)                                                                   600         $      10,506
                                                                                                    ---------------

Mortgage Bankers & Loan Correspondents - 1.88%
Doral Financial Corp.                                                                    200                 6,558
GreenPoint Financial Corp.                                                               200                 7,800
                                                                                                    ---------------
                                                                                                            14,358
                                                                                                    ---------------

Motors & Generators - 0.69%
Ametek, Inc.                                                                             200                 5,300
                                                                                                    ---------------

National Commercial Banks - 6.43%
First Horizon National Corp.                                                             200                 8,792
KeyCorp                                                                                  300                 8,910
Regions Financial Corp.                                                                  200                 6,942
Sky Financial Group, Inc.                                                                200                 4,780
Union Planters Corp.                                                                     300                 8,340
Zions Bancorporation                                                                     200                11,304
                                                                                                    ---------------
                                                                                                            49,068
                                                                                                    ---------------

Natural Gas Distribution - 1.09%
Peoples Energy Corp.                                                                     200                 8,360
                                                                                                    ---------------

Operative Builders - 1.26%
Centex Corp.                                                                             200                 9,590
                                                                                                    ---------------

Ordinance & Accessories - 0.78%
Alliant Techsystem, Inc. (a)                                                             100                 5,929
                                                                                                    ---------------

Pharmaceutical Preparations - 1.78%
Biovail Corp. (a)                                                                        200                 3,800
King Pharmaceuticals, Inc. (a)                                                           300                 5,175
Mylan Labratories, Inc.                                                                  200                 4,582
                                                                                                    ---------------
                                                                                                            13,557
                                                                                                    ---------------

Radio & TV Broadcasting & Communications Equipment - 0.81%
L 3 Communications Holdings, Inc.                                                        100                 6,174
                                                                                                    ---------------

Real Estate Investment Trusts - 5.24%
American Financial Realty Trust                                                          500                 7,400
Archstone Smith Operating Trust                                                          300                 8,229
CBL & Associates Properties, Inc.                                                        200                10,050


See accompanying notes which are an integral part of the financial statements.

                                       6

Dreman Funds
Dreman High Opportunity Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 92.03% - continued                                                Shares                Value
                                                                               --------------       ---------------

Real Estate Investment Trusts - 5.24% - continued
Hospitality Properties Trust                                                             200         $       7,816
Novastar Financial, Inc.                                                                 200                 6,492
                                                                                                    ---------------
                                                                                                            39,987
                                                                                                    ---------------

Retail - Auto & Home Supply Stores - 1.15%
AutoZone, Inc. (a)                                                                       100                 8,757
                                                                                                    ---------------

Retail - Building Materials, Hardware, Garden Supply - 1.00%
The Sherwin-Williams Co.                                                                 200                 7,610
                                                                                                    ---------------

Retail - Drug Stores & Proprietary Stores - 1.16%
Medco Health Solutions, Inc.  (a)                                                        250                 8,850
                                                                                                    ---------------

Retail - Home Furniture, Furnishings & Equipment Stores - 0.54%
Pier 1 Imports Inc.                                                                      200                 4,132
                                                                                                    ---------------

Retail - Women's Clothing Stores - 0.54%
Limited Brands                                                                           200                 4,128
                                                                                                    ---------------

Savings Institution, Federally Chartered - 2.87%
Astoria Financial Corp.                                                                  200                 6,884
Charter One Financial, Inc.                                                              200                 6,674
Sovereign Bancorp, Inc.                                                                  300                 5,994
Washington Federal, Inc.                                                                 100                 2,336
                                                                                                    ---------------
                                                                                                            21,888
                                                                                                    ---------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.76%
The BISYS Group, Inc. (a)                                                                400                 5,800
                                                                                                    ---------------

Security Brokers, Dealers & Flotation Companies - 3.49%
Edwards A.G., Inc.                                                                       200                 7,318
Bear Stearns Co.                                                                         100                 8,014
Raymond James Financials, Inc.                                                           450                11,304
                                                                                                    ---------------
                                                                                                            26,636
                                                                                                    ---------------

Semi-Conductors & Related Devices - 0.28%
AU Optronics Corp. (b)                                                                   100                 2,148
                                                                                                    ---------------

Services - Business Services - 1.24%
NDCHealth Corp.                                                                          200                 4,574
West Corp. (a)                                                                           200                 4,886
                                                                                                    ---------------
                                                                                                             9,460
                                                                                                    ---------------

See accompanying notes which are an integral part of the financial statements.

                                       7

Dreman Funds
Dreman High Opportunity Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 92.03% - continued                                                Shares                Value
                                                                               --------------       ---------------

Services - Computer Integrated Systems Design - 0.57%
Convergys Corp. (a)                                                                      300         $       4,356
                                                                                                    ---------------

Services - Computer Processing & Data Preparation - 0.58%
DST Systems, Inc. (a)                                                                    100                 4,415
                                                                                                    ---------------

Services - Computer Programming, Data Processing - 0.58%
PC-Tel, Inc. (a)                                                                         400                 4,432
                                                                                                    ---------------

Services - Equipment Rental & Leasing - 0.77%
Rent-A-Center, Inc. (a)                                                                  200                 5,854
                                                                                                    ---------------

Services - Medical Laboratories - 2.15%
Laboratory Corp. of America Holdings (a)                                                 200                 7,948
Quest Diagnostics Inc.                                                                   100                 8,435
                                                                                                    ---------------
                                                                                                            16,383
                                                                                                    ---------------

Services - Misc Health & Allied Services - 1.12%
Davita, Inc. (a)                                                                         100                 5,110
Lincare Holdings, Inc. (a)                                                               100                 3,473
                                                                                                    ---------------
                                                                                                             8,583
                                                                                                    ---------------

Services - Miscellaneous Amusement & Recreation - 2.59%
Harrah's Entertainment, Inc.                                                             200                10,636
MGM Mirage (a)                                                                           200                 9,162
                                                                                                    ---------------
                                                                                                            19,798
                                                                                                    ---------------

Services - Nursing & Personal Care Facilities - 0.88%
Odyssey Healthcare, Inc. (a)                                                             400                 6,724
                                                                                                    ---------------

Services - Pharmacy Services - 1.01%
Express Scripts, Inc. (a)                                                                100                 7,734
                                                                                                    ---------------

Services - Prepackaged Software - 0.62%
Networks Associates, Inc. (a)                                                            300                 4,704
                                                                                                    ---------------

State Commercial Banks - 1.65%
AmSouth Bancorporation                                                                   200                 4,404
Associated Banc Corp.                                                                    200                 8,190
                                                                                                    ---------------
                                                                                                            12,594
                                                                                                    ---------------


See accompanying notes which are an integral part of the financial statements.

                                       8

Dreman Funds
Dreman High Opportunity Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 92.03% - continued                                                Shares                Value
                                                                               --------------       ---------------

Surety Insurance - 1.47%
AMBAC Financial Group, Inc.                                                              100         $       6,900
The PMI Group, Inc.                                                                      100                 4,303
                                                                                                    ---------------
                                                                                                            11,203
                                                                                                    ---------------

Surgical & Medical Instruments & Apparatus - 3.17%
Baxter International, Inc.                                                               200                 6,330
Becton, Dickinson & Co.                                                                  200                10,110
Viasys Healthcare, Inc. (a)                                                              400                 7,760
                                                                                                    ---------------
                                                                                                            24,200
                                                                                                    ---------------

Tobacco Products - 1.46%
UST, Inc.                                                                                300                11,163
                                                                                                    ---------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.19%
AmerisourceBergen Corp.                                                                  100                 5,789
McKesson Corp.                                                                           100                 3,286
                                                                                                    ---------------
                                                                                                             9,075
                                                                                                    ---------------

Wholesale - Farm Product Raw Materials - 1.32%
Universal Corp.                                                                          200                10,048
                                                                                                    ---------------

Wood Household Furniture - 1.09%
Ethan Allen Interiors, Inc.                                                              200                 8,314
                                                                                                    ---------------

TOTAL COMMON STOCKS (Cost $694,720)                                                                        702,560
                                                                                                    ---------------

Exchange Traded Funds - 5.83%
iShares S&P MidCap 400/BARRA Value Index Fund                                            400                44,500
                                                                                                    ---------------

TOTAL EXCHANGE TRADED FUNDS (Cost $46,190)                                                                  44,500
                                                                                                    ---------------

TOTAL INVESTMENTS (Cost $740,910) - 97.86%                                                           $     747,060
                                                                                                    ---------------

Cash and other assets less liabilities - 2.14%                                                              16,337
                                                                                                    ---------------

TOTAL NET ASSETS - 100.00%                                                                           $     763,397
                                                                                                    ===============

(a) Non-income producing.
(b) American Depositary Receipts.


See accompanying notes which are an integral part of the financial statements.

                                       9

Dreman Funds
Dreman High Opportunity Small Cap Value Fund
Schedule of Investments
April 30, 2004 (Unaudited)

Common Stocks - 97.18%                                                            Shares                Value
                                                                               --------------       ---------------

Biological Products  - 1.19%
Charles River Laboratories International, Inc. (a)                                       200         $       9,200
                                                                                                    ---------------

Calculation & Accounting Machines - 0.60%
Diebold, Inc.                                                                            100                 4,609
                                                                                                    ---------------

Cigarettes - 2.65%
Loews Corp. - Carolina Group                                                             400                10,496
Vector Group Ltd.                                                                        600                 9,924
                                                                                                    ---------------
                                                                                                            20,420
                                                                                                    ---------------

Construction Special Trade Contractors - 0.81%
Matrix Service Co. (a)                                                                   600                 6,228
                                                                                                    ---------------

Crude Petroleum & Natural Gas - 8.19%
Delta Petroleum Corp. (a)                                                                900                12,087
Denbury Resources, Inc. (a)                                                              500                 9,130
Energy Partners Ltd. (a)                                                                 600                 8,400
Penn Virginia Corp.                                                                      200                13,154
Range Resources Corp.                                                                  1,100                13,761
Ultra Petroleum Corp. (a)                                                                200                 6,568
                                                                                                    ---------------
                                                                                                            63,100
                                                                                                    ---------------

Dental Equipment & Supplies - 1.26%
Apogent Technologies, Inc. (a)                                                           300                 9,726
                                                                                                    ---------------

Electric & Other Services Combined - 1.14%
DPL, Inc.                                                                                500                 8,810
                                                                                                    ---------------

Electric Services - 0.98%
Centerpoint Energy Houston Electric LLC.                                                 700                 7,553
                                                                                                    ---------------

Electrical Work - 1.39%
Integrated Electrical Services, Inc. (a)                                               1,100                10,725
                                                                                                    ---------------

Electronic Computers - 0.45%
Cyberguard Corp. (a)                                                                     400                 3,440
                                                                                                    ---------------

Fire, Marine & Casualty Insurance - 1.65%
Aspen Insurance Holdings Ltd.                                                            400                 9,328
Endurance Specialty Holdings Ltd.                                                        100                 3,356
                                                                                                    ---------------
                                                                                                            12,684
                                                                                                    ---------------


See accompanying notes which are an integral part of the financial statements.

                                       10

Dreman Funds
Dreman High Opportunity Small Cap Value Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 97.18% - continued                                                Shares                Value
                                                                               --------------       ---------------

Functions Related to Depository Banking - 1.58%
Ace Cash Express, Inc. (a)                                                               400         $      12,200
                                                                                                    ---------------

Grain Mill Products - 1.35%
Ralcorp Holdings, Inc. (a)                                                               300                10,443
                                                                                                    ---------------

Hospital & Medical Service Plans - 1.32%
Triad Hospitals, Inc. (a)                                                                300                10,203
                                                                                                    ---------------

Iron & Steel Foundries - 1.75%
Precision Castparts Corp.                                                                300                13,503
                                                                                                    ---------------

Laboratory Analytical Instruments - 2.27%
Cytyc Corp. (a)                                                                          400                 8,560
Mettler Toledo International, Inc. (a)                                                   200                 8,964
                                                                                                    ---------------
                                                                                                            17,524
                                                                                                    ---------------

Life Insurance - 2.68%
Ceres Group, Inc. (a)                                                                  1,100                 7,535
Scottish Re Group Ltd.                                                                   600                13,128
                                                                                                    ---------------
                                                                                                            20,663
                                                                                                    ---------------

Misc Industrial & Commercial Machinery & Equipment - 1.28%
Moog, Inc. - Class A (a)                                                                 300                 9,900
                                                                                                    ---------------

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.61%
Curtiss Wright Corp.                                                                     100                 4,710
                                                                                                    ---------------

Miscellaneous Metal Ores - 1.69%
Cameco Corp.                                                                             300                13,059
                                                                                                    ---------------

Miscellaneous Products of Petroleum & Coal - 1.49%
Headwaters, Inc. (a)                                                                     500                11,495
                                                                                                    ---------------

Motor Homes - 1.32%
Fleetwood Enterprises, Inc. (a)                                                          700                10,150
                                                                                                    ---------------

Motor Vehicle Parts & Accessories - 1.47%
Noble International Ltd.                                                                 400                11,328
                                                                                                    ---------------

Motor Vehicles & Passenger Car Bodies - 0.66%
Oshkosh Truck Corp.                                                                      100                 5,120
                                                                                                    ---------------


See accompanying notes which are an integral part of the financial statements.

                                       11

Dreman Funds
Dreman High Opportunity Small Cap Value Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 97.18% - continued                                                Shares                Value
                                                                               --------------       ---------------

National Commercial Banks - 4.04%
BOK Financial Corp. (a)                                                                  200         $       7,812
Cullen Frost Bankers, Inc.                                                               200                 8,660
Fulton Financial Corp.                                                                   300                 6,180
Greater Bay Bancorp                                                                      300                 8,511
                                                                                                    ---------------
                                                                                                            31,163
                                                                                                    ---------------

Natural Gas Distribution - 3.16%
Peoples Energy Corp.                                                                     300                12,540
Southern Union Co. (a)                                                                   600                11,796
                                                                                                    ---------------
                                                                                                            24,336
                                                                                                    ---------------

Oil & Gas Field Machinery & Equipment - 1.23%
Oil States International, Inc. (a)                                                       700                 9,478
                                                                                                    ---------------

Oil Royalty Traders - 0.79%
San Juan Basin Royalty Trust                                                             300                 6,054
                                                                                                    ---------------

Ophthalmic Goods - 1.09%
Ocular Sciences, Inc. (a)                                                                300                 8,430
                                                                                                    ---------------

Petroleum Refining - 2.27%
Frontier Oil Corp.                                                                       300                 5,334
Tesoro Petroleum Corp. (a)                                                               600                12,186
                                                                                                    ---------------
                                                                                                            17,520
                                                                                                    ---------------

Real Estate - 2.66%
Levitt Corp. (a)                                                                         900                20,520
                                                                                                    ---------------

Real Estate Agents & Managers (For Others) - 1.66%
Bluegreen Corp. (a)                                                                    1,000                12,760
                                                                                                    ---------------

Real Estate Investment Trusts - 8.52%
American Financial Realty Trust                                                          300                 4,440
Correctional Properties Trust                                                            400                10,464
Friedman, Billings, Ramsey Group, Inc.                                                   400                 7,400
Highland Hospitality Corp. (a)                                                           700                 7,434
MFA Mortgage Investments                                                                 900                 8,019
National Health Investors, Inc.                                                          200                 4,794
Newcastle Investment Corp.                                                               500                13,360
Novastar financial, Inc.                                                                 300                 9,738
                                                                                                    ---------------
                                                                                                            65,649
                                                                                                    ---------------


See accompanying notes which are an integral part of the financial statements.

                                       12

Dreman Funds
Dreman High Opportunity Small Cap Value Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 97.18% - continued                                                Shares                Value
                                                                               --------------       ---------------

Retail - Apparel & Accessory Stores - 1.22%
Jos. A. Bank Clothiers, Inc. (a)                                                         300         $       9,438
                                                                                                    ---------------

Retail - Women's Clothing Stores - 1.58%
AnnTaylor Stores Corp. (a)                                                               300                12,159
                                                                                                    ---------------

Savings Institution, Federally Chartered - 6.21%
BankAtlantic Bancorp - Class A                                                           700                10,955
Center Financial Corp.                                                                   400                 5,800
First Federal Capital Corp.                                                              400                10,252
Indymac Bancorp, Inc.                                                                    300                 9,648
PFF Bancorp, Inc.                                                                        300                11,235
                                                                                                    ---------------
                                                                                                            47,890
                                                                                                    ---------------

Services - Advertising Agencies - 1.08%
Catalina Marketing Corp. (a)                                                             500                 8,290
                                                                                                    ---------------

Services - Business Services - 0.59%
NDCHealth Corp.                                                                          200                 4,574
                                                                                                    ---------------

Services - Computer Integrated Systems Design - 0.59%
CACI International, Inc. (a)                                                             100                 4,550
                                                                                                    ---------------

Services - Computer Programming, Data Processing - 1.29%
PC-Tel, Inc. (a)                                                                         900                 9,972
                                                                                                    ---------------

Services - Educational Services - 1.87%
Nobel Learning Communities, Inc. (a)                                                   2,100                14,448
                                                                                                    ---------------

Services - Engineering Services - 1.01%
URS Corp. (a)                                                                            300                 7,749
                                                                                                    ---------------

Services - Medical Laboratories - 0.38%
LabOne, Inc. (a)                                                                         100                 2,954
                                                                                                    ---------------

Services - Prepackaged Software - 1.00%
Medical Information Technology, Inc. (a)                                                 600                 7,686
                                                                                                    ---------------

State Commercial Banks - 7.92%
Bryn Mawr Bank Corp.                                                                     300                 6,150
Colonial Bancgroup, Inc                                                                  300                 5,169
Glacier Bancorp, Inc.                                                                    400                12,260


See accompanying notes which are an integral part of the financial statements.

                                       13

Dreman Funds
Dreman High Opportunity Small Cap Value Fund
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 97.18% - continued                                                Shares                Value
                                                                               --------------       ---------------

State Commercial Banks - 7.92% - continued
Merchants Bancshares, Inc.                                                               200         $       5,600
Provident Bankshares Corp.                                                               200                 5,634
R&G Financial Corp.                                                                      450                13,928
Seacoast Banking Corp. of Florida                                                        300                 5,862
Virginia Financial Group, Inc.                                                           200                 6,422
                                                                                                    ---------------
                                                                                                            61,025
                                                                                                    ---------------

Surety Insurance - 2.13%
Triad Guaranty, Inc. (a)                                                                 300                16,410
                                                                                                    ---------------

Surgical & Medical Instruments & Apparatus - 0.64%
Cantel Medical Corp. (a)                                                                 300                 4,950
                                                                                                    ---------------

Wholesale - Farm Product Raw Materials - 1.30%
Universal Corp.                                                                          200                10,048
                                                                                                    ---------------

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies - 1.45%
Hughes Supply, Inc.                                                                      200                11,178
                                                                                                    ---------------

Wholesale - Machinery, Equipment & Supplies - 1.72%
Aviall, Inc. (a)                                                                         800                13,240
                                                                                                    ---------------

TOTAL COMMON STOCKS (Cost $731,093)                                                                        749,264
                                                                                                    ---------------

Mutual Funds - 0.45%
Dreman/Claymore Dividend & Income Fund                                                   200                 3,460
                                                                                                    ---------------

TOTAL MUTUAL FUNDS (Cost $3,656)                                                                             3,460
                                                                                                    ---------------


Money Market Securities - 0.56%
Huntington Money Market Fund IV, 0.25% (b)                                             4,345                 4,345
                                                                                                    ---------------

TOTAL MONEY MARKET SECURITIES (Cost $4,345)                                                                  4,345
                                                                                                    ---------------

TOTAL INVESTMENTS (Cost $739,094) - 98.19%                                                           $     757,069
                                                                                                    ---------------

Other assets less liabilities - 1.81%                                                                       13,960
                                                                                                    ---------------

TOTAL NET ASSETS - 100.00%                                                                           $     771,029
                                                                                                    ===============

(a)  Non-income producing.
(b) Variable rate security; the yield shown represents the rate at April 30, 2004.


See accompanying notes which are an integral part of the financial statements.

                                       14

Dreman Funds
Statements of Assets and Liabilities - April 30, 2004
(Unaudited)
                                                                Dreman High     Dreman High      Dreman High
                                                                Opportunity     Opportunity      Opportunity
                                                                 Large Cap        Mid Cap         Small Cap
                                                                 Value Fund      Value Fund       Value Fund
                                                               --------------- ---------------  ---------------

Assets:
Investments in securities
     At cost                                                    $   4,783,627   $     740,910    $     739,094
                                                               =============== ===============  ===============
     At value                                                   $   5,081,943   $     747,060    $     757,069

Cash held as collateral                                                 6,400               -                -
Interest receivable                                                        38               -                3
Dividends receivable                                                   10,605             465              470
Receivable for investments sold                                         8,586          26,701            4,738
Receivable from advisor                                                22,284          30,608           30,039
                                                               --------------- ---------------  ---------------
     Total assets                                                   5,129,856         804,834          792,319
                                                               --------------- ---------------  ---------------

Liabilities:
Payable to custodian                                                        -           9,140                -
Variation margin payable on futures securities                            800               -                -
Accrued Trustee expenses                                                1,244             848              861
Accrued 12b-1 fees                                                      5,917             635              639
Accrued expenses                                                       20,255          17,361           17,386
Payable for investments purchased                                      32,028          13,453            2,404
                                                               --------------- ---------------  ---------------
     Total liabilities                                                 60,244          41,437           21,290
                                                               --------------- ---------------  ---------------

Net Assets:                                                     $   5,069,612   $     763,397    $     771,029
                                                               =============== ===============  ===============

Net Assets consist of:
Paid in capital                                                     4,726,959         750,010          750,010
Accumulated undistributed net investment income (loss)                 32,289            (220)            (530)
Accumulated net realized gain on investments                           16,588           7,457            3,574
Net unrealized appreciation (depreciation) on:
    Investments                                                       298,316           6,150           17,975
    Futures contracts                                                  (4,540)              -                -
                                                               --------------- ---------------  ---------------

Net Assets:                                                     $   5,069,612   $     763,397    $     771,029
                                                               =============== ===============  ===============

Shares outstanding                                                    469,800          75,001           75,001
                                                               --------------- ---------------  ---------------
      (unlimited number of shares authorized with no par value)

Net asset value, offering and redemption
   price per share                                              $       10.79   $       10.18    $       10.28
                                                               =============== ===============  ===============


See accompanying notes which are an integral part of the financial statements.

                                       15

Dreman Funds
Statements of Operations
Period ended April 30, 2004
(Unaudited)
                                                                    Dreman High        Dreman High        Dreman High
                                                                    Opportunity        Opportunity        Opportunity
                                                                     Large Cap           Mid Cap           Small Cap
                                                                     Value Fund   (a)   Value Fund   (b)  Value Fund
                                                                   ---------------    ---------------   ----------------

Investment Income
Dividend income                                                     $      68,740      $       4,044     $        4,012
Interest income                                                               354                  5                  9
                                                                   ---------------    ---------------   ----------------
  Total Income                                                             69,094              4,049              4,021
                                                                   ---------------    ---------------   ----------------

Expenses
Investment advisor fee                                                     17,852              2,194              2,427
12b-1 expenses                                                              5,917                635                639
Administration expenses                                                    12,438              8,480              8,610
Fund accounting expenses                                                   12,438              8,480              8,610
Auditing expenses                                                           6,220              4,241              3,796
Transfer agent expenses                                                     6,073              3,336              3,387
Pricing expenses                                                            3,731              2,544              2,583
Legal expenses                                                              3,731              2,544              2,278
Custodian expenses                                                          3,110              2,120              2,153
Registration expenses                                                       2,073              1,414              1,435
Miscellaneous expenses                                                      1,409                156                159
Trustee expenses                                                            1,244                848                861
Printing expenses                                                             704                 78                 79
                                                                   ---------------    ---------------   ----------------
  Total Expenses                                                           76,940             37,070             37,017
Expenses waived by advisor (c)                                            (40,136)           (32,801)           (32,466)
                                                                   ---------------    ---------------   ----------------
Total operating expenses                                                   36,804              4,269              4,551
                                                                   ---------------    ---------------   ----------------
Net Investment Income (Loss)                                               32,290               (220)              (530)
                                                                   ---------------    ---------------   ----------------


Realized & Unrealized Gain (Loss)
Net realized gain on:
    Investment securities                                                   7,087              7,457              3,574
    Futures contracts                                                       9,500                  -                  -
Change in net unrealized appreciation (depreciation) on:
    Investment securities                                                 298,316              6,150             17,975
    Futures contracts                                                      (4,540)                 -                  -
                                                                   ---------------    ---------------   ----------------
Net realized and unrealized gain on investment securities                 310,363             13,607             21,549
                                                                   ---------------    ---------------   ----------------
Net increase in net assets resulting from operations                $     342,653      $      13,387     $       21,019
                                                                   ===============    ===============   ================

(a)  For the period November 4, 2003  (commencement  of operations) to April 30,
     2004.
(b)  For the period December 31, 2003  (commencement of operations) to April 30,
     2004.
(c)  See note 3 in the Notes to the Financial Statements.


See accompanying notes which are an integral part of the financial statements.
                                       16

Dreman Funds
Statements of Changes in Net Assets
(Unaudited)

                                                                   Dreman High         Dreman High        Dreman High
                                                                   Opportunity         Opportunity        Opportunity
                                                                    Large Cap            Mid Cap           Small Cap
                                                                   Value Fund          Value Fund          Value Fund
                                                                 --------------------------------------------------------

                                                                  Period ended        Period ended        Period ended
Increase (Decrease) in Net Assets due to:                        April 30, 2004  (a) April 30, 2004  (b) April 30, 2004  (b)
                                                                 ----------------    ----------------   -----------------
Operations:
  Net investment income (loss)                                    $       32,290      $         (220)    $          (530)
  Net realized gain on:
      Investment securities                                                7,087               7,457               3,574
      Futures contracts                                                    9,500                   -                   -
  Change in net unrealized appreciation (depreciation)                   293,776               6,150              17,975
                                                                 ----------------    ----------------   -----------------
  Net increase in net assets resulting from operations                   342,653              13,387              21,019
                                                                 ----------------    ----------------   -----------------

Capital Share Transactions:
  Proceeds from shares sold                                            4,726,969             750,010             750,010
  Amount paid for shares repurchased                                         (10)                  -                   -
                                                                 ----------------    ----------------   -----------------
  Net increase in net assets resulting
     from share transactions                                           4,726,959             750,010             750,010
                                                                 ----------------    ----------------   -----------------
Total Increase in Net Assets                                           5,069,612             763,397             771,029
                                                                 ----------------    ----------------   -----------------

Net Assets:
  Beginning of period                                                          -                   -                   -
                                                                 ----------------    ----------------   -----------------

  End of period                                                   $    5,069,612      $      763,397     $       771,029
                                                                 ================    ================   =================

Accumulated undistributed net
   investment income (loss) included
   in net assets at end of period                                 $       32,290      $         (220)    $          (530)
                                                                 ----------------    ----------------   -----------------

Capital Share Transactions:
  Shares sold                                                            469,801              75,001              75,001
  Shares repurchased                                                          (1)                  -                   -
                                                                 ----------------    ----------------   -----------------

  Net increase from capital transactions                                 469,800              75,001              75,001
                                                                 ================    ================   =================


(a)  For the period November 4, 2003  (commencement  of operations) to April 30,
     2004.
(b)  For the period December 31, 2003  (commencement of operations) to April 30,
     2004.


See accompanying notes which are an integral part of the financial statements.

                                       17

Dreman Funds
Financial Highlights
(Unaudited)

(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)

                                                             Dreman High         Dreman High         Dreman High
                                                             Opportunity         Opportunity         Opportunity
                                                              Large Cap            Mid Cap            Small Cap
                                                              Value Fund          Value Fund          Value Fund
                                                           ---------------------------------------------------------

                                                             Period ended        Period ended        Period ended
                                                            April 30, 2004  (a) April 30, 2004  (b) April 30, 2004  (b)
                                                           -----------------   -----------------   -----------------

Selected Per Share Data
Net asset value, beginning of period                                $ 10.00             $ 10.00             $ 10.00
                                                           -----------------   -----------------   -----------------
Income from investment operations
  Net investment income (loss)                                         0.08                   -               (0.01)
  Net realized and unrealized gain (loss)                              0.71                0.18                0.29
                                                           -----------------   -----------------   -----------------
Total from investment operations                                       0.79                0.18                0.28
                                                           -----------------   -----------------   -----------------

Net asset value, end of period                                      $ 10.79             $ 10.18             $ 10.28
                                                           =================   =================   =================

Total Return (c)                                                      7.90%               1.80%               2.80%

Ratios and Supplemental Data
Net assets, end of period (000)                                     $ 5,073               $ 761               $ 769
Ratio of expenses to average net assets (d) (e)                       1.55%               1.65%               1.75%
Ratio of expenses to average net assets
   before waiver & reimbursement (d)                                  3.37%              14.37%              12.78%
Ratio of net investment income to
   average net assets (d)                                             1.36%             (0.09)%             (0.20)%
Ratio of net investment income to average
   net assets before waiver & reimbursement (d)                     (0.47)%            (12.80)%            (11.23)%
Portfolio turnover rate                                               5.16%              28.90%              22.91%


(a) For the period November 4, 2003 (commencement of operations) to April 30, 2004.
(b) For the period December 31, 2003 (commencement of operations) to April 30, 2004.
(c)  Not annualized.
(d)  Annualized.
(e)  The Advisor is not contractually obligated to reimburse 12b-1 expenses.


See accompanying notes which are an integral part of the financial statements.

                                  Dreman Funds
                        Notes to the Financial Statements
                                 April 30, 2004
                                   (Unaudited)

NOTE 1.  ORGANIZATION

Dreman High Opportunity Large Cap Value Fund ("Large Cap Value Fund"), Dreman High Opportunity Mid Cap Value Fund ("Mid Cap Value Fund"), and Dreman High Opportunity Small Cap Value Fund ("Small Cap Value Fund") (each a "Fund" and, collectively the "Funds") were organized as diversified series of Unified Series Trust (the "Trust") on September 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Large Cap Value Fund is total return. The investment objectives of the Mid Cap Value Fund and Small Cap Value Fund are long-term capital appreciation. The investment adviser to each Fund is Dreman Value Management, LLC (the "Advisor"). The Large Cap Value Fund commenced operations on November 4, 2003. The Mid Cap Value Fund and the Small Cap Value Fund commenced operations on December 31, 2003.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. Each Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and any net realized capital gains.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                  Dreman Funds
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis and record on ex-dividend date. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Funds is Dreman Value Management, LLC. Under the terms of the management agreements between the Trust and the Advisor (collectively, the "Agreements"), the Advisor manages a Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. The Advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short, taxes and extraordinary expenses) do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively, for the Funds' initial fiscal year ending October 31, 2004. As of April 30, 2004 the Advisor owed $25,609, $28,683, and $28,114 to the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, respectively.

The Trust retains Unified Fund Services, Inc. ("Unified") to manage each Fund's business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from each Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to $50 million dollars, 0.07% of the Fund's average daily net assets from $50 million to $100 million and 0.05% of the Fund's average daily net assets over $100 million to $150 million and 0.03% of the Fund's average daily net assets over $150 million (subject to a $2,500 minimum monthly fee). For the period November 4, 2003 (commencement of operations) through April 30, 2004, Unified received fees of $12,438 for administrative services provided to the Large Cap Value Fund. For the period December 31, 2003 (commencement of operations) through April 30, 2004, Unified received fees of $8,480 for administrative services provided to the Mid Cap Value Fund and $8,610 for administrative services provided to the Small Cap Value Fund. Certain Trustees and officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund plus out of pockets). For the period November 4, 2003 (commencement of operations) through April 30, 2004, Unified received transfer agent fees of $4,664 and reimbursement of out of pocket expenses of $1,409 from the Large Cap Value Fund. For the period December 31, 2003 (commencement of operations) through April 30, 2004, Unified received transfer agent fees of $3,180 and $3,229 from the Mid Cap Value Fund and the Small Cap Value Fund, respectively. For the period December 31, 2003 (commencement of operations) through April 30, 2004, Unified received reimbursement of out of pocket expenses of $156 and $158 from the Mid Cap Value Fund and Small Cap Value Fund, respectively. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.05% of each Fund's assets up to $50 million, 0.04% of each Fund's assets from $50 million to $100 million, and 0.03% of each Fund's assets from $100 million to $150 million, and 0.02% over $150 million (subject to a monthly minimum fee of $1,667 per month). For the period November 4, 2003 (commencement of operations) through April 30, 2004, Unified received fees of $12,438 for fund accounting services provided to the Large Cap Value Fund. For the period December 31, 2003 (commencement of operations) through April 30, 2004, Unified received fees of $8,480 for fund accounting services provided to the Mid Cap Value Fund and $8,610 for fund accounting services provided to the Small Cap Value Fund.

                                  Dreman Funds
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal Distributor of shares of the Funds. For the period November 4, 2003 (commencement of operations) through April 30, 2004, the Distributor was entitled to fees of $5,917 from the Large Cap Value Fund. For the period December 31, 2003 (commencement of operations) through April 30, 2004, the Distributor was entitled to fees of $635, and $639 for services provided to the Mid Cap Value Fund and the Small Cap Value Fund, respectively. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS TRANSACTIONS

For the period ended April 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                 Large Cap        Mid Cap         Small Cap
                                 Value Fund      Value Fund       Value Fund
                                -------------  ---------------  ---------------
Purchases
  U.S. Government Obligations    $         -    $          -     $           -
  Other                            4,854,391         953,256           904,690
Sales
  U.S. Government Obligations    $         -    $          -     $           -
  Other                              239,644         219,803           173,516

As of April 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                            Large Cap        Mid Cap         Small Cap
                            Value Fund      Value Fund       Value Fund
                           -------------  ---------------  ---------------
Gross Appreciation          $   401,515    $      29,262    $      45,787
Gross (Depreciation)           (103,199)         (23,112)         (27,812)
                           -------------  ---------------  ---------------
Net Appreciation
on Investments              $   298,316    $       6,150    $      17,975
                           =============  ===============  ===============

At April 30, 2004, the aggregate cost of securities for federal income tax purposes were $4,783,627, $740,910, and $739,094 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively.

At April 30, 2004, the aggregate settlement value of open futures contracts expiring in June 2004 and the related unrealized appreciation / (depreciation) were:


                                                          Number of            Aggregate             Unrealized
          Fund                  Futures Contracts         Contracts         Settlement Value        Depreciation
--------------------------   ------------------------    -------------    ---------------------   -----------------

  Large Cap Value Fund          Emini S&P 500 Globex          2                 $ 110,610             $ (4,540)


                                  Dreman Funds
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United State of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2004, David N. Dreman held 95.29% of the voting shares of the Large Cap Value Fund. As of April 30, 2004, David N. Dreman held 66.67% of the voting shares of the Mid Cap Value Fund and of the voting shares of the Small Cap Value Fund. As of April 30, 2004 the Dreman Capital Management Profit Sharing Plan held 33.33% of the voting shares of the Mid Cap Value Fund and of the voting shares of the Small Cap Value Fund.

NOTE 7. CHANGE IN ACCOUNTANTS

On March 14, 2004, Cohen McCurdy Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Trust's independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

The Large Cap Value Fund commenced operations on November 4, 2003. The Mid Cap Value Fund and Small Cap Value Fund commenced operations on December 31, 2003. The Funds have not reached a fiscal period end as of April 30, 2004, therefore McCurdy has not issued an audit opinion for the Funds.

From the commencement of operations through March 14, 2004, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Neither the Funds nor anyone on their behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds' financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge:
(1) upon request by calling the Funds at (800) 247-1014; and (2) from documents of the Funds filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

FUNDS' ADVISOR
Dreman Value Management, LLC
520 East Cooper Avenue
Suite 230-4
Aspen, CO 81611

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204






This report is intended only for the information of shareholders or those who have received the Funds' prospectus which contains information about the Funds' management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

                               [GRAPHIC OMITTED]
                                     GLOBALT
                                   Growth Fund












                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2004









                                  GLOBALT, Inc.
                            3060 Peachtree Road, N.W.
                          One Buckhead Plaza, Suite 225
                                Atlanta, GA 30305

                                 1-877-289-4769

                               GLOBALT Growth Fund
                      Schedule of Investments in Securities
                                 April 30, 2004
                                   (Unaudited)

                                                                                      Number of
Common Stocks - 99.51%                                                                  Shares             Market Value
                                                                                   ------------------   ------------------

Agriculture Chemicals - 1.63%
Scotts Co. (The) (a)                                                                           2,300     $        151,685
                                                                                                        ------------------

Aircraft Engines & Engine Parts - 1.49%
United Technologies Corp.                                                                      1,600              138,016

Biological Products - 4.91%
Amgen, Inc.  (a)                                                                               1,404               79,003
Gilead Sciences, Inc.                                                                          3,500              212,905
Neurocrine Biosciences, Inc.                                                                   2,500              164,075
                                                                                                        ------------------
                                                                                                                  455,983
                                                                                                        ------------------
Computer & Office Equipment - 0.78%
Lexmark International, Inc.                                                                      800               72,368
                                                                                                        ------------------

Computer Communication Equipment - 2.43%
Cisco Systems, Inc. (a)                                                                       10,800              225,396
                                                                                                        ------------------

Construction Machinery & Equipment - 1.26%
Caterpillar, Inc.                                                                              1,500              116,595
                                                                                                        ------------------

Converted Paper & Paperboard Products - 0.84%
3M Co.                                                                                           900               77,832
                                                                                                        ------------------

Deep Sea Foreign Transportation of Freight - 0.85%
Overseas Shipholding Group                                                                     2,400               78,648
                                                                                                        ------------------

Drilling Oil & Gas Wells - 1.80%
Ensco International, Inc.                                                                      6,100              166,957
                                                                                                        ------------------

Electrical Industrial Apparatus - 0.48%
American Power Conversion, Inc.                                                                2,400               44,784
                                                                                                        ------------------

Electromedical & Electrotherapeutic Apparatus - 1.14%
Medtronic, Inc.                                                                                2,100              105,966
                                                                                                        ------------------

Electronic & Other Electrical Equipment - 1.88%
Emerson Electric Co.                                                                           2,900              174,638
                                                                                                        ------------------

Electronic Computers - 2.36%
Dell Computer Corp. (a)                                                                        6,300              218,673
                                                                                                        ------------------

Finance Services - 2.75%
American Express Co.                                                                           2,700              132,165
Morgan Stanley                                                                                 2,400              123,336
                                                                                                        ------------------
                                                                                                                  255,501
                                                                                                        ------------------

See accompanying notes which are an integral part of the financial statements.

                                        1



                               GLOBALT Growth Fund
                       Schedule of Investments - continued
                                 April 30, 2004
                                   (Unaudited)

                                                                                      Number of
Common Stocks - 99.51% - continued                                                      Shares             Market Value
                                                                                   ------------------   ------------------

Industrial Inorganic Chemicals - 0.79%
Praxair, Inc.                                                                                  2,000     $         73,100
                                                                                                        ------------------

Laboratory Analytical Instruments - 1.18%
Cytyc Corp. (a)                                                                                5,100              109,140
                                                                                                        ------------------

Machine Tools, Metal Cutting Types - 0.88%
Kennametal, Inc.                                                                               1,900               82,004
                                                                                                        ------------------

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.16%
Quiksilver, Inc.  (a)                                                                          5,000              108,150
                                                                                                        ------------------

Miscellaneous Chemical Products - 1.71%
Smith International, Inc.                                                                      2,900              158,775
                                                                                                        ------------------

National Commercial Banks - 7.21%
Citigroup, Inc.                                                                                5,600              269,304
City National Corp.                                                                            3,100              191,115
Wells Fargo & Co.                                                                              3,700              208,902
                                                                                                        ------------------
                                                                                                                  669,321
                                                                                                        ------------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.89%
Edwards Lifesciences Corp.                                                                     5,100              175,746
                                                                                                        ------------------

Perfumes, Cosmetics & Other Toilet Preparations - 2.26%
Estee Lauder Co.                                                                               4,600              210,266
                                                                                                        ------------------

Pharmaceutical Preparations - 5.12%
Eli Lilly and Co.                                                                              1,400              103,334
Johnson & Johnson                                                                              5,400              291,762
PAR Pharmaceutical Cos., Inc.                                                                  2,000               80,600
                                                                                                        ------------------
                                                                                                                  475,696
                                                                                                        ------------------

Radio & TV Broadcasting & Communications Equipment - 2.77%
L 3 Communications Holdings, Inc. (a)                                                          1,400               86,436
Motorola, Inc.                                                                                 3,900               71,175
QUALCOMM, Inc.                                                                                 1,600               99,936
                                                                                                        ------------------
                                                                                                                  257,547
                                                                                                        ------------------

Radio Broadcasting Stations - 1.26%
Emmis Communications                                                                           5,000              117,000
                                                                                                        ------------------

Retail - Drug Stores and Proprietary Stores - 1.39%
Caremark RX, Inc.                                                                              3,800              128,630
                                                                                                        ------------------


See accompanying notes which are an integral part of the financial statements.

                                       2

                               GLOBALT Growth Fund
                       Schedule of Investments - continued
                                 April 30, 2004
                                   (Unaudited)

                                                                                      Number of
Common Stocks - 99.51% - continued                                                      Shares             Market Value
                                                                                   ------------------   ------------------

Retail - Eating & Drinking Places - 1.05%
Starbucks Corp.  (a)                                                                           2,500     $         97,150
                                                                                                        ------------------

Retail - Eating Places - 2.06%
Ruby Tuesday, Inc.                                                                             2,000               59,840
YUM Brands, Inc.                                                                               3,400              131,886
                                                                                                        ------------------
                                                                                                                  191,726
                                                                                                        ------------------

Retail - Family Clothing Stores - 1.13%
American Eagle Outfitters                                                                      4,100              105,329
                                                                                                        ------------------

Retail - Miscellaneous Shopping Goods Stores - 1.86%
Staples, Inc.  (a)                                                                             6,700              172,592
                                                                                                        ------------------

Retail - Radio, TV & Consumer Electronics Stores - 1.64%
Best Buy Co., Inc.                                                                             2,800              151,900
                                                                                                        ------------------

Retail - Variety Stores - 2.01%
Target Corp.                                                                                   4,300              186,491
                                                                                                        ------------------

Retail - Women's Clothing Stores - 0.92%
Chico's FAS, Inc.                                                                              2,100               85,533
                                                                                                        ------------------

Rolling Drawing & Extruding on Nonferrous Metals - 1.69%
ALCOA, Inc.                                                                                    5,100              156,825
                                                                                                        ------------------

Rubber & Plastics Footwear - 1.86%
Nike Inc.                                                                                      2,400              172,680
                                                                                                        ------------------

Security Brokers, Dealers & Flotation Companies - 1.35%
Goldman Sachs Group, Inc.                                                                      1,300              125,450
                                                                                                        ------------------

Semiconductors & Related Devices - 6.28%
Intel Corp.                                                                                    4,700              120,931
International Rectifier Corp. (a)                                                              4,000              158,560
LSI Logic Corp. (a)                                                                           10,900               81,096
National Semiconductor Corp.                                                                   2,500              101,975
Texas Instruments, Inc.                                                                        4,800              120,480
                                                                                                        ------------------
                                                                                                                  583,042
                                                                                                        ------------------


See accompanying notes which are an integral part of the financial statements.

                                       3


                               GLOBALT Growth Fund
                       Schedule of Investments - continued
                                 April 30, 2004
                                   (Unaudited)

                                                                                      Number of
Common Stocks - 99.51% - continued                                                      Shares             Market Value
                                                                                   ------------------   ------------------

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.07%
Northrop Grumman Corp.                                                                         1,000     $         99,250
                                                                                                        ------------------

Services - Business Services - 0.86%
Manpower, Inc.                                                                                 1,700               79,730
                                                                                                        ------------------

Services - Computer Processing & Data Preparation - 1.20%
Affiliated Computer Services, Inc. - Class A (a)                                               2,300              111,550
                                                                                                        ------------------

Services - Computer Programming Services - 1.93%
VeriSign, Inc. (a)                                                                            11,100              179,043
                                                                                                        ------------------

Services - Equipment Rental & Leasing - 0.93%
United Rentals, Inc. (a)                                                                       5,000               86,000
                                                                                                        ------------------

Services - Prepackaged Software - 7.04%
Electronic Arts, Inc.                                                                          3,300              167,046
Mercury Interactive Corp. (a)                                                                  1,500               63,825
Microsoft Corp.                                                                               12,400              322,028
Oracle Corp.  (a)                                                                              9,000              100,980
                                                                                                        ------------------
                                                                                                                  653,879
                                                                                                        ------------------

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.16%
Ecolab, Inc.                                                                                   4,100              122,180
Procter & Gamble Inc.                                                                          2,500              264,375
                                                                                                        ------------------
                                                                                                                  386,555
                                                                                                        ------------------

Surety Insurance - 1.78%
AMBAC Financial Group, Inc.                                                                    2,400              165,600
                                                                                                        ------------------

Women's, Misse's, and Juniors Outerwear - 1.51%
Liz Clairborne, Inc.                                                                           4,000              140,400
                                                                                                        ------------------

Surgical & Medical Instruments & Apparatus - 2.33%
Baxter International, Inc.                                                                     3,000               94,950
Becton, Dickinson & Co.                                                                        2,400              121,320
                                                                                                        ------------------
                                                                                                                  216,270
                                                                                                        ------------------


See accompanying notes which are an integral part of the financial statements.

                                       4


                               GLOBALT Growth Fund
                       Schedule of Investments - continued
                                 April 30, 2004
                                   (Unaudited)

                                                                                      Number of
Common Stocks - 99.51% - continued                                                      Shares             Market Value
                                                                                   ------------------   ------------------

Telephone & Telegraph Apparatus - 0.59%
Advanced Fibre Communication                                                                   3,300     $         55,110
                                                                                                        ------------------

Trucking & Courier Services - 2.04%
United Parcel Services, Inc.                                                                   2,700              189,405
                                                                                                        ------------------

TOTAL COMMON STOCKS (Cost $8,449,674)                                                                           9,239,927
                                                                                                        ------------------



Money Market Securities - 0.44%
Huntington Money Market Fund - Investment Shares, 0.20% (b)                                   40,829     $         40,829
                                                                                                        ------------------

TOTAL SHORT-TERM INVESTMENTS (Cost $40, 829)                                                                      40, 829
                                                                                                        ------------------

TOTAL INVESTMENTS (Cost $8,490,503) - 99.95%                                                             $      9,280,756
                                                                                                        ------------------

Other Assets in excess of Liabilities - 0.05%                                                                       4,268
                                                                                                        ------------------

TOTAL NET ASSETS - 100.00%                                                                               $      9,285,024
                                                                                                        ==================

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2004.




See accompanying notes which are an integral part of the financial statements.

                               GLOBALT Growth Fund
                       Statement of Assets and Liabilities
                                 April 30, 2004
                                   (Unaudited)


         ASSETS
              Investments in securities, at value
               (cost $8,490,503)                                                                  $   9,280,756
              Dividends and interest receivable                                                           6,390
              Receivable for securities sold                                                            316,358
              Receivable for Fund shares sold                                                            22,043
                                                                                                 ---------------
                   Total assets                                                                       9,625,547
                                                                                                 ---------------

         LIABILITIES
              Payable for securities purchased                                                          330,847
              Accrued advisory fees                                                                       9,147
              Trustees fees payable                                                                         515
              Payable for Fund shares redeemed                                                               14
                                                                                                 ---------------
                   Total liabilities                                                                    340,523
                                                                                                 ---------------

         NET ASSETS                                                                               $   9,285,024
                                                                                                 ===============


         NET ASSETS CONSIST OF:
         Paid in surplus                                                                          $  12,422,090
         Accumulated net investment (loss)                                                              (16,411)
         Accumulated net realized (loss) on investments                                              (3,910,908)
         Net unrealized appreciation on investments                                                     790,253
                                                                                                 ---------------

         NET ASSETS                                                                               $   9,285,024
                                                                                                 ===============


         Shares outstanding (unlimited number of shares authorized with no par value)                   761,581
                                                                                                 ---------------

         Net asset value, offering
              and redemption price per share                                                      $       12.19
                                                                                                 ===============


See accompanying notes which are an integral part of the financial statements.

                               GLOBALT Growth Fund
                             Statement of Operations
                         Six months ended April 30, 2004
                                   (Unaudited)


          Investment Income:
               Dividend Income                                                                 $       38,347
               Interest Income                                                                            141
                                                                                              ----------------
                    Total Income                                                                       38,488
                                                                                              ----------------

          Expenses:
               Investment advisor fees                                                                 54,899
               Trustee expense                                                                            994
                                                                                              ----------------
                    Total Expenses                                                                     55,893
               Reimbursed expenses                                                                       (994)
                                                                                              ----------------
               Net operating expenses                                                                  54,899
                                                                                              ----------------
               Net Investment (Loss)                                                                  (16,411)
                                                                                              ----------------

          Realized & Unrealized Gain (Loss)
               Net realized gain on investment securities                                             926,338
               Change in unrealized appreciation (depreciation)
                    on investment securities                                                         (519,857)
                                                                                              ----------------
               Net realized and unrealized gain on investment securities                              406,481
                                                                                              ----------------
               Net increase in net assets resulting from operations                            $      390,070
                                                                                              ================

See accompanying notes which are an integral part of the financial statements.

                               GLOBALT Growth Fund
                       Statements of Changes in Net Assets

                                                                                 Six Months          For the
                                                                                    Ended           Year Ended
                                                                               April 30, 2004      October 31,
                                                                                 (Unaudited)           2003
                                                                               ----------------  -----------------
          Operations:
               Net investment (loss)                                            $      (16,411)   $       (34,424)
               Net realized gains from investment transactions                         926,338            341,119
               Net change in unrealized appreciation (depreciation)
                   on investments                                                     (519,857)         1,458,522
                                                                               ----------------  -----------------
               Net increase in net assets resulting
                   from operations                                                     390,070          1,765,217
                                                                               ----------------  -----------------

          Dividends and Distributions to Shareholders:
               Net investment income                                                         -                  -
               Net realized (loss) on investments                                            -            (63,062)
                                                                               ----------------  -----------------
               Total dividends and distributions to shareholders                             -            (63,062)
                                                                               ----------------  -----------------

          Capital Share Transactions:
               Proceeds from shares sold                                             1,444,295          2,072,564
               Reinvestment of dividends                                                     -             63,053
               Amount paid for repurchase of shares                                 (1,258,498)        (2,945,138)
                                                                               ----------------  -----------------
               Net increase (decrease) from
                   capital share transactions (Note 4)                                 185,797           (809,521)
                                                                               ----------------  -----------------

               Net increase in net assets                                              575,867            892,634

          Net Assets
               Beginning of period                                                   8,709,157          7,816,523
                                                                               ----------------  -----------------

               End of period                                                    $    9,285,024    $     8,709,157
                                                                               ================  =================

          Accumulated net investment (loss)
               included in net assets at end of period                                 (16,411)                 -
                                                                               ----------------  -----------------

          Capital Share Transactions:
               Shares sold                                                             117,703            197,785
               Shares reinvested                                                             -              5,764
               Shares redeemed                                                        (101,053)          (279,431)
                                                                               ----------------  -----------------

          Net increase (decrease) from
               capital share transactions                                               16,650            (75,881)
                                                                               ================  =================

See accompanying notes which are an integral part of the financial statements.

GLOBALT Growth Fund
FINANCIAL HIGHTLIGHTS
(For a share outstanding throughout each year)


                                                                                   For the Years Ended October 31,
                                                               ---------------------------------------------------------------------
                                                 Six Months
                                                Ended April
                                                 30, 2004
                                                (Unaudited)         2003           2002         2001          2000          1999
                                                -------------  -------------  ------------  ------------  ------------  ------------

Net asset value, beginning of period             $     11.69    $      9.52    $    12.17    $    20.72    $    19.53    $    16.14
Income (loss) from investment
     operations:
     Net investment income (loss)                      (0.02)         (0.05)        (0.06)        (0.07)        (0.09)        (0.05)
     Net gains or (losses) on securities
       (both realized and unrealized)                   0.52           2.30         (2.59)        (6.33)         2.23          4.27
                                                -------------  -------------  ------------  ------------  ------------  ------------
Total income (loss) from investment operations          0.50           2.25         (2.65)        (6.40)         2.14          4.22
                                                -------------  -------------  ------------  ------------  ------------  ------------
Less distributions
     Dividends (from net investments
       income)                                             -              -             -             -             -         (0.02)
     Distributions (from capital gains)                    -          (0.08)            -         (2.15)        (0.95)        (0.81)
                                                -------------  -------------  ------------  ------------  ------------  ------------
     Total dividend and distributions                      -          (0.08)            -         (2.15)        (0.95)        (0.83)
                                                -------------  -------------  ------------  ------------  ------------  ------------

Net asset value, end of period                   $     12.19    $     11.69    $     9.52    $    12.17    $    20.72    $    19.53
                                                =============  =============  ============  ============  ============  ============

Total return                                           4.28% (a)     23.68%       -21.77%       -32.87%        10.78%        26.67%

Net assets, end of period (000)                  $     9,285    $     8,709    $    7,817    $   12,946    $   21,110    $   16,934

Ratio of expenses to average net assets
     before waiver                                     1.19% (b)      1.20%         1.20%         1.32%         1.18%         1.18%
Ratio of expenses to average net assets                1.17% (b)      1.17%         1.17%         1.30%         1.18%         1.17%
Ratio of net income (loss) to average
     net assets before waiver                         (0.37%)(b)    (0.45)%       (0.51)%       (0.46)%       (0.45)%       (0.28)%
Ratio of net income (loss) to average
     net assets                                       (0.35%)(b)    (0.42)%       (0.49)%       (0.44)%       (0.45)%       (0.27)%
Portfolio Turnover Rate                               73.62%        123.97%       180.19%       244.82%       159.09%       120.46%

(a) Not annualized
(b) Annualized

See accompanying notes which are an integral part of the financial statements.

                              GLOBALT Growth Fund
                        Notes to the Financial Statements
                                 April 30, 2004
                                   (Unaudited)

NOTE 1. ORGANIZATION

GLOBALT Growth Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003, the Fund acquired all of the asset and liabilities of the GLOBALT Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Funds,") in a tax-free reorganization. The Predecessor Fund commenced operations on December 1, 1995. The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term growth of capital. The Fund's advisor is GLOBALT, Inc. ("Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a regulated investment company under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and

                               GLOBALT Growth Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor of the Fund is GLOBALT, Inc. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, taxes, fees and expenses of the non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the six months ended April 30, 2004, the Advisor earned a fee of $54,899 from the Fund. The Advisor has contractually agreed to reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short), taxes and extraordinary expenses, at 1.17% of average daily net assets through February 28, 2005. For the six months ended April 30, 2004, the Advisor reimbursed expenses, except brokerage fees and commissions, taxes, fees and expenses of the non-interested person Trustees, and extraordinary expenses of $995.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Fund retains Unified Financial Securities, Inc. (the "Distributor"), to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2004. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor) and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

                               GLOBALT Growth Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2004, purchases and sales of investment securities, other than short-term investments, were as follows:

                                                     Amount
                                                  -------------
             Purchases
                  U.S. Government Obligations      $         -
                  Other                              6,969,939
             Sales
                  U.S. Government Obligations      $         -
                  Other                              5,891,068


As of April 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                                   Amount
                                                --------------
              Gross Appreciation                 $  1,010,618
              Gross (Depreciation)                   (220,365)
                                                --------------
              Net Appreciation on
              Investments                        $    790,253
                                                ==============

At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $8,490,503.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERS

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. No one shareholder owned 25% or more of the outstanding shares of the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At October 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $4,805,139, which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

                          Year of Expiration          Amount
                          --------------------  ----------------
                                 2009               $ 2,379,244
                                 2011               $ 2,425,895

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                               GLOBALT Growth Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On July 18, 2003, the Fund paid a long-term capital gain distribution of $0.078641 per share to shareholders of record on July 17 , 2003.

The tax character of distributions paid during the fiscal years 2003 and 2002 were as follows:

                                     2003            2002
                                 -------------  ---------------
Ordinary income                   $         -    $           -
Short-term Capital Gain                     -                -
Long-term Capital Gain                 63,062                -
                                 -------------  ---------------
                                  $    63,062    $           -
                                 =============  ===============

As of October 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)               $          -
Undistributed long-term capital gain/(accumulated losses)           (4,805,122)
Unrealized appreciation/(depreciation)                               1,277,986
                                                              -----------------
                                                                 $  (3,527,136)
                                                              =================

During the six months ended April 30, 2004 the Fund did not make any distributions of income or capital gains.

NOTE 9. CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending October 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal years ended October 31, 2003 and 2002 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the two-year period ended October 31, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

                               GLOBALT Growth Fund
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 9. CHANGE IN ACCOUNTANTS - continued

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge:
(1) upon request by calling the Fund at (877) 289-4769; and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
GLOBALT Inc.
3060 Peachtree Rd., N.W.
One Buckhead Plaza, Suite 225
Atlanta, GA 30305

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

 ===========================================================
                            Marathon Value Portfolio
 ===========================================================




                               Semi-Annual Report

                                 April 30, 2004

                                   (Unaudited)



                                  Fund Advisor:

                        Spectrum Advisory Services, Inc.
                            1050 Crown Pointe Parkway
                                    Suite 950
                                Atlanta, GA 30338


                            Toll Free: (800) 788-6086

                        MANAGEMENT DISCUSSION & ANALYSIS



Once again, Marathon Value Portfolio ("Marathon") outperformed its S&P 500 benchmark. In eight of the nine six-month reporting periods, Marathon has bested the S&P 500. For the six-month period ended April 30, 2004, total return of Marathon was +10.28%2 while, for the same period, the S&P 500's total return was +6.27%. From March 28, 2000 through April 30, 2004, Marathon's total return was +40.69%; the S&P 500 total return for the same period was -21.90%. The Fund's excellence was recognized by Lipper1, which currently rates the Fund a "Lipper Leader" in Total Return, Consistent Return, and Preservation for the Multi-Cap Core category. As of June 21, 2004, Lipper ranked Marathon's total return in the top 2% year-to-date out of a universe of 496 funds and in the top 5% for the 3-year period out of a universe of 457 Multi-Cap Core funds.

The effort to prime the economy for the second half of the year continues unabated. A considerable amount of the easy money created as part of that process has flowed to the stock market. We believe that when the Federal Reserve begins to tighten monetary conditions, the stock market will have more competition for funds.

The Fund continues to be well served by our ability to choose companies from any market capitalization. Since for many investors this fund is a buy-and-hold vehicle, we will use that flexibility to stay in the dwindling number of reasonably priced companies. While the Fund still has a capital loss carry forward, we may elect to realize some gains in the current fiscal year especially if the 15% capital gain rate appears to be in jeopardy.

Strong performance from almost all the largest holdings was responsible for this performance. In particular Becton Dickinson, BJ Services and Alleghany were standouts. Becton has been relatively obscure in the last few years, but we identified it as a company whose consistency of sales and solid products had been diminished by a lack of financial discipline. Becton's board of directors hired a new CFO who has successfully changed that weakness. BJ is an oilfield service company that we believed would benefit from increased drilling. Alleghany is a conglomerate that has renewed its focus on insurance at a time when rising rates should benefit it. Our biggest drag on performance in the current period was Total System Services. This company had spoiled Wall Street for many years with double-digit gains in sales and earnings. It is the second largest credit card outsourcing company and this year bank mergers will cause it to fall short of double-digit growth. Their business continues however, to be an excellent one and management is superb, so we expect the stock price to recover.

At the end of this period our portfolio looked much like it began the period. Our heaviest concentration of holdings remains with large U.S. companies. Large international companies and smaller U.S. companies make up most of the rest. If you were to exclude our occasional trade in short-term Treasuries, our turnover is extraordinarily low for an equity mutual fund. The Fund continues to seek to provide a relatively safe journey for equity investors. That we have outperformed the S&P 500 by a wide margin makes it all the more enjoyable.



1 Lipper is an independent source that evaluates mutual fund performance in various categories

2These returns and those shown below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The Fund's past performance is not predictive of future results

                               Performance Summary

--------------------------------------------------------------------------------
   Total Returns for the period March 28, 2000 through April 30, 2004
--------------------------------------------------------------------------------

------------ ---------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------- -----------
                                                                                                    Average
                                                                                           Total     Annual  Final Value
               2000*      2001       2002      2003      2004*    12 Month    3 Year      Return     Return     of a
                                                                                           Since     Since     $10,000
                                                                                        Inception* Inception* Investment
------------ ---------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------- -----------
Marathon      16.06%      4.70%    -11.00%    26.20%     3.10%     26.36%     18.36%    40.69%      8.70%     $14,069
Value
Portfolio
------------ ---------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------- -----------
              -11.67%    -11.89%   -22.10%    28.68%     0.10%     22.88%     -6.93%    -21.90%    -5.86%      $7,810
 S&P 5001

------------ ---------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------- -----------

*March 28, 2000 is the date Spectrum Advisory Services, Inc. assumed management of Marathon. Returns for 2000 are from 03/28/00 through 12/31/00. Returns for 2004 are from 12/31/03 through 04/30/04. Returns are not annualized, except where noted.

The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Due to market volatility, current performance may be higher or lower than the performance shown above.

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

            Comparison of a $10,000 Investment in the Marathon Value
                        Portfolio and the S&P 500 Index




                S&P 500 Index $7,810            Marathon Value Portfolio $14,069
--------------------------------------------------------------------------------
    03/28/00        10,000                                   10,000
    03/31/00         9,941                                   10,000
    04/30/00         9,642                                   10,504
    05/31/00         9,444                                   10,644
    06/30/00         9,677                                   10,558
    07/31/00         9,525                                   10,644
    08/31/00        10,117                                   10,987
    09/30/00         9,583                                   10,773
    10/31/00         9,542                                   11,137
    11/30/00         8,790                                   10,987
    12/31/00         8,833                                   11,606
    01/31/01         9,147                                   11,963
    02/28/01         8,313                                   11,801
    03/31/01         7,786                                   11,422
    04/30/01         8,391                                   11,887
    05/31/01         8,447                                   12,244
    06/30/01         8,242                                   12,039
    07/31/01         8,160                                   12,104
    08/31/01         7,650                                   11,952
    09/30/01         7,032                                   11,336
    10/31/01         7,166                                   11,498
    11/30/01         7,716                                   11,941
    12/31/01         7,783                                   12,151
    01/31/02         7,670                                   11,910
    02/28/02         7,522                                   11,932
    03/31/02         7,805                                   12,381
    04/30/02         7,331                                   12,195
    05/31/02         7,277                                   12,217
    06/30/02         6,759                                   11,604
    07/31/02         6,232                                   10,926
    08/31/02         6,273                                   10,937
    09/30/02         5,591                                   10,117
    10/31/02         6,083                                   10,554
    11/30/02         6,442                                   11,068
    12/31/02         6,063                                   10,814
    01/31/03         5,904                                   10,582
    02/28/03         5,816                                   10,449
    03/31/03         5,872                                   10,438
    04/30/03         6,356                                   11,134
    05/31/03         6,691                                   11,819
    06/30/03         6,776                                   11,996
    07/31/03         6,896                                   12,040
    08/31/03         7,030                                   12,338
    09/30/03         6,955                                   12,305
    10/31/03         7,349                                   12,758
    11/30/03         7,414                                   13,001
    12/31/03         7,802                                   13,647
    01/31/04         8,029                                   13,747
    02/29/04         8,056                                   14,003
    03/31/04         7,934                                   14,125
    04/30/04         7,810                                   14,069

This chart shows the value of a hypothetical initial investment of $10,000 in Marathon and the S&P 500 Index on March 28, 2000 (commencement of Spectrum's management of Marathon) and held through April 30, 2004. The S&P 500 Index is a widely recognized unmanaged index of common stocks that assumes reinvestment of all distributions and excludes the effect of taxes and fees and is representative of a broader market and range of securities than is found in the Fund's portfolio. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

1 The S&P 500 Index is a widely recognized unmanaged index of common stocks. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses that have been deducted from the Fund's return. Individuals cannot invest directly into the index.

The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-800-788-6086. The Fund's investment objectives, risk, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and can be obtained by calling 1-800-788-6086 or visiting www.marathonvalue.com. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Marathon Value Portfolio
Schedule of Investments
April 30, 2004 (Unaudited)

Common Stocks - 83.70%                                                            Shares                Value
                                                                               --------------        -------------

Aerospace-Defense - 0.46%
Northrop Grumman Corp.                                                                   700             $ 69,475
                                                                                                     -------------

Automobiles, Parts & Equipment - 1.97%
Cooper Tire & Rubber Co.                                                               6,000              128,340
Toyota Motor Corp. (c)                                                                 2,300              168,383
                                                                                                     -------------
                                                                                                          296,723
                                                                                                     -------------

Banking - 5.26%
Mitsubishi Tokyo Financial Group, Inc. (c)                                            31,500              280,350
Popular, Inc.                                                                          3,000              126,000
SouthTrust Corp.                                                                       3,900              121,212
Synovus Financial Corp.                                                                4,000               95,480
U.S. Bancorp                                                                           6,530              167,429
                                                                                                     -------------
                                                                                                          790,471
                                                                                                     -------------

Construction Materials - 1.13%
Martin Marietta Materials, Inc.                                                        2,000               86,500
Vulcan Materials Co.                                                                   1,800               83,232
                                                                                                     -------------
                                                                                                          169,732
                                                                                                     -------------

Diversified Financial Services - 2.11%
Moody's Corp.                                                                          3,200              206,432
Stifel Financial Corp. (a)                                                             4,900              110,740
                                                                                                     -------------
                                                                                                          317,172
                                                                                                     -------------

Electric Utilities - 0.90%
Dominion Resources, Inc.                                                                 806               51,431
Korea Electric Power Corp. (c)                                                         9,000               84,510
                                                                                                     -------------
                                                                                                          135,941
                                                                                                     -------------

Electric Components & Equipment - 2.44%
Vishay Intertechnology, Inc. (a)                                                       3,975               69,165
Zebra Technologies Corp. (a)                                                           4,050              296,824
                                                                                                     -------------
                                                                                                          365,989
                                                                                                     -------------

Energy - 3.57%
BP PLC (c)                                                                             4,000              211,600
Sasol Ltd. (c)                                                                        17,300              262,960
Williams Companies, Inc.                                                               6,000               61,800
                                                                                                     -------------
                                                                                                          536,360
                                                                                                     -------------

General Merchandise Stores - 1.07%
Costco Wholesale Corp. (a)                                                             4,300              161,035
                                                                                                     -------------

Healthcare Distribution & Services - 5.33%
Cardinal Health, Inc.                                                                  5,700              417,525
IMS Health, Inc.                                                                       5,127              129,457
Pharmaceutical Product Development, Inc. (a)                                           8,600              254,302
                                                                                                     -------------
                                                                                                          801,284
                                                                                                     -------------


See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 83.70% - continued                                                Shares                Value
                                                                               --------------        -------------

Healthcare Equipment - 4.79%
Beckton, Dickinson & Co.                                                               7,300            $ 369,015
Dionex Corp. (a)                                                                       4,200              214,326
Medtronic, Inc.                                                                        2,700              136,242
                                                                                                     -------------
                                                                                                          719,583
                                                                                                     -------------

Household Products - 3.90%
Kimberly-Clark Corp.                                                                   5,700              373,065
La-Z-Boy, Inc.                                                                         4,500               93,780
The Gillette Co.                                                                       2,900              118,668
                                                                                                     -------------
                                                                                                          585,513
                                                                                                     -------------

Industrial Conglomerates - 6.05%
3M Co.                                                                                 3,000              259,440
Eaton Corp.                                                                            2,800              166,264
General Electric Co.                                                                   8,500              254,575
Leggett & Platt, Inc.                                                                  7,700              174,020
Tyco International Ltd.                                                                2,000               54,900
                                                                                                     -------------
                                                                                                          909,199
                                                                                                     -------------

Industrial Machinery - 2.73%
Illinois Tool Works, Inc.                                                              2,800              241,388
Lawson Products, Inc.                                                                  2,600               90,610
Lincoln Electric Holdings, Inc.                                                        2,500               78,825
                                                                                                     -------------
                                                                                                          410,823
                                                                                                     -------------

Marine & Rail Transport - 1.47%
Florida East Coast Industries, Inc. - Class A                                          2,000               72,900
Kirby Corp. (a)                                                                        4,300              148,350
                                                                                                     -------------
                                                                                                          221,250
                                                                                                     -------------

Oil & Gas Equipment & Services - 1.63%
BJ Services Co. (a)                                                                    5,500              244,750
                                                                                                     -------------

Packaged Foods - 4.25%
Campbell Soup Co.                                                                     10,000              276,300
Sara Lee Corp.                                                                         8,000              184,640
Sensient Technologies Corp.                                                            8,700              178,002
                                                                                                     -------------
                                                                                                          638,942
                                                                                                     -------------

Paper/Forest Products - 1.76%
Plum Creek Timber Co., Inc.                                                            8,970              265,153
                                                                                                     -------------


See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 83.70% - continued                                                Shares                Value
                                                                               --------------        -------------

Pharmaceutical - 4.93%
Abbott Laboratories, Inc.                                                              4,800            $ 211,296
Arena Pharmaceuticals, Inc. (a)                                                       10,500               63,315
Bristol-Myers Squibb, Inc.                                                             3,200               80,320
Hospira, Inc. (a)                                                                      4,000              113,840
Merck & Co., Inc.                                                                      5,800              272,600
                                                                                                     -------------
                                                                                                          741,371
                                                                                                     -------------

Property & Casualty Insurance - 7.99%
Alleghany Corp. (a)                                                                    1,020              267,709
Aon Corp.                                                                              2,500               65,150
Berkshire Hathaway, Inc. - Class B (a)                                                   110              343,090
Chubb Corp.                                                                            2,200              151,800
Millea Holdings, Inc. (c)                                                              4,500              320,360
St. Paul Travelers Companies, Inc.                                                     1,300               52,871
                                                                                                     -------------
                                                                                                        1,200,980
                                                                                                     -------------

Publishing, Printing & Media - 4.00%
Gannett Co., Inc.                                                                      1,200              156,024
Liberty Media Corp. - Class A (a)                                                     21,179              231,698
Wiley (John) & Sons, Inc. - Class A                                                    7,000              214,200
                                                                                                     -------------
                                                                                                          601,922
                                                                                                     -------------

Real Estate - 5.47%
Alexander's, Inc. (a)                                                                    700              109,165
Avatar Holdings, Inc. (a)                                                              5,400              206,064
Crescent Real Estate Equities Trust                                                    6,000               92,820
EastGroup Properties, Inc.                                                             2,800               81,060
Federal Realty Investment Trust SBI                                                    2,800              103,824
Reading International - Class A (a)                                                   17,100              123,291
Trizec Properties, Inc.                                                                7,400              105,968
                                                                                                     -------------
                                                                                                          822,192
                                                                                                     -------------

Restaurants - 1.07%
McDonald's Corp.                                                                       5,900              160,657
                                                                                                     -------------

Retail Stores - 1.05%
Office Depot, Inc. (a)                                                                 9,000              157,590
                                                                                                     -------------

Services- Data Processing - 3.64%
Automatic Data Processing, Inc.                                                        5,000              219,050
First Data Corp.                                                                       3,300              149,787
Total System Services Inc.                                                             8,000              177,600
                                                                                                     -------------
                                                                                                          546,437
                                                                                                     -------------

Soft Drinks - 1.11%
Coca-Cola Co.                                                                          3,300              166,881
                                                                                                     -------------


See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2004 (Unaudited)

Common Stocks - 83.70% - continued                                                Shares                Value
                                                                               --------------        -------------

Specialty Chemicals - 2.48%
PPG Industries, Inc.                                                                   4,100            $ 243,171
Valspar Corp.                                                                          2,600              129,090
                                                                                                     -------------
                                                                                                          372,261
                                                                                                     -------------

Systems Software & Computer Hardware - 1.14%
Microsoft Corp.                                                                        4,400              114,268
Sun Microsystems, Inc. (a)                                                            14,500               56,550
                                                                                                     -------------
                                                                                                          170,818
                                                                                                     -------------

TOTAL COMMON STOCKS (Cost $9,763,094)                                                                  12,580,504
                                                                                                     -------------

Corporate Bonds - 3.49%                                                          Principal
                                                                                   Value
                                                                               --------------

Allegiance Telecom, Inc. Senior Notes, 12.875%,  5/15/2008 (a) (d)                 $ 125,000             $ 50,000
Continental Airlines, Inc., 7.420%, 4/1/2007                                          48,362               46,535
Dollar General Corp. Notes,  8.625%,  6/15/2010                                      250,000              285,625
JC Penney, Inc., 6.000%,  5/1/2006                                                   100,000              100,500
Weirton Steel Corp., 10.000%, 4/1/2008 (a) (d)                                       200,000               41,000
                                                                                                     -------------

TOTAL CORPORATE BONDS (Cost $578,871)                                                                     523,660
                                                                                                     -------------

U.S. Treasury & Agency Obligations - 1.65%

Federal National Mortgage Association, 3.55%, 3/29/2019                              250,000              248,173
                                                                                                     -------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $248,751)                                                  248,173
                                                                                                     -------------

Short-Term Investments - 11.89% (b)

Repurchase Agreements - 11.81%
Huntington Bank, 5/3/2004                                                          1,775,000            1,775,000
                                                                                                     -------------
 (Collateralized by FNMA, 3.343%, 10/1/2033, Market Value $1,785,909)

Money Market Securities - 0.08%                                                   Shares
                                                                               --------------
Huntington Money Market Fund IV, 0.21%                                                12,502               12,502
                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $1,787,502)                                                          1,787,502
                                                                                                     -------------

TOTAL INVESTMENTS (Cost $12,378,218) - 100.73%                                                       $ 15,139,839
                                                                                                     -------------

Liabilities in excess of other assets - (0.73)%                                                          (109,866)
                                                                                                     -------------

TOTAL NET ASSETS - 100.00%                                                                           $ 15,029,973
                                                                                                     =============


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2004.
(c) American Depositary Receipt.
(d) In Default, issuer filed Chapter 11 bankruptcy.

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Statement of Assets and Liabilities
April 30, 2004 (Unaudited)


Assets
Investments in securities
      At cost                                                                                           $ 12,378,218
                                                                                                    -----------------
      At value                                                                                            15,139,839

Interest receivable                                                                                           13,824
Dividends receivable                                                                                           7,413
                                                                                                    -----------------
     Total assets                                                                                         15,161,076
                                                                                                    -----------------

Liabilities
Payable for securities purchased                                                                             113,336
Accrued advisory fees                                                                                         15,453
Accrued trustee fees                                                                                           2,314
                                                                                                    -----------------
     Total liabilities                                                                                       131,103
                                                                                                    -----------------

Net Assets                                                                                              $ 15,029,973
                                                                                                    =================

Net Assets consist of:
Paid in capital                                                                                           12,540,183
Accumulated net investment income (loss)                                                                      18,633
Accumulated net realized gain (loss) on investments                                                         (290,464)
Net unrealized appreciation (depreciation) on investments                                                  2,761,621
                                                                                                    -----------------

Net Assets                                                                                              $ 15,029,973
                                                                                                    =================

Shares outstanding (unlimited number of shares authorized with no par value)                               1,188,358
                                                                                                    -----------------

Net Asset Value,
Offering and redemption price per share                                                                      $ 12.65
                                                                                                    =================

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Statement of Operations
Six months ended April 30, 2004 (Unaudited)


Investment Income
Dividend income (net of foreign taxes on dividends of $477)                                      $ 96,087
Interest income                                                                                    33,228
                                                                                           ---------------
  Total Income                                                                                    129,315
                                                                                           ---------------

Expenses
Investment advisor fee                                                                             89,551
Trustee expenses                                                                                      994
                                                                                           ---------------
  Total Expenses                                                                                   90,545
Reimbursed expenses                                                                                  (994)
                                                                                           ---------------
Total operating expenses                                                                           89,551
                                                                                           ---------------
Net Investment Income                                                                              39,764
                                                                                           ---------------


Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                         31,812
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                     1,308,043
                                                                                           ---------------
Net realized and unrealized gain on investment securities                                       1,339,855
                                                                                           ---------------
Net increase in net assets resulting from operations                                          $ 1,379,619
                                                                                           ===============


See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Statements of Changes In Net Assets

                                                                                     Six months ended
                                                                                      April 30, 2004         Year ended
Increase (Decrease) in Net Assets due to:                                               (Unaudited)       October 31, 2003
                                                                                     ------------------  -------------------
Operations
  Net investment income                                                                       $ 39,764            $ 102,069
  Net realized gain (loss) on investment securities                                             31,812             (159,988)
  Change in net unrealized appreciation (depreciation)                                       1,308,043            2,345,856
                                                                                     ------------------  -------------------
  Net increase in net assets resulting from operations                                       1,379,619            2,287,937
                                                                                     ------------------  -------------------
Distributions
  From net investment income                                                                   (98,503)            (103,103)
  From net realized gain                                                                             -                    -
                                                                                     ------------------  -------------------
  Total distributions                                                                          (98,503)            (103,103)
                                                                                     ------------------  -------------------
Capital Share Transactions
  Proceeds from shares sold                                                                    463,819            1,407,425
  Reinvestment of distributions                                                                 98,038              101,620
  Amount paid for shares repurchased                                                          (257,785)            (535,960)
                                                                                     ------------------  -------------------
  Net increase in net assets resulting
     from share transactions                                                                   304,072              973,085
                                                                                     ------------------  -------------------
Total Increase in Net Assets                                                                 1,585,188            3,157,919
                                                                                     ------------------  -------------------

Net Assets
  Beginning of period                                                                       13,444,785           10,286,866
                                                                                     ------------------  -------------------

  End of period                                                                           $ 15,029,973         $ 13,444,785
                                                                                     ==================  ===================

Undistributed accumulated net investment income                                               $ 18,633             $ 77,372
                                                                                     ------------------  -------------------

Capital Share Transactions
  Shares sold                                                                                   37,217              141,235
  Shares issued in reinvestment of distributions                                                 7,977               10,487
  Shares repurchased                                                                           (20,910)             (53,249)
                                                                                     ------------------  -------------------

  Net increase from capital transactions                                                        24,284               98,473
                                                                                     ==================  ===================


See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Financial Highlights
(For one share oustanding during the period)

                                              Six months ended
                                              April 30, 2004    Year ended          Year ended
                                               (Unaudited)     October 31, 2003   October 31, 2002
                                              --------------   -------------        -------------

Selected Per Share Data
Net asset value, beginning of period                $ 11.55          $ 9.65            $ 10.63
                                              --------------   -------------       -------------
Income from investment operations
  Net investment income (loss)                         0.03            0.09               0.12
  Net realized and unrealized gain (loss)              1.15            1.91              (0.98)
                                              --------------   -------------       -------------
Total from investment operations                       1.18            2.00              (0.86)
                                              --------------   -------------       -------------
Less Distributions to shareholders:
  From net investment income                          (0.08)          (0.10)             (0.12)
                                              --------------   -------------       -------------
Total distributions                                   (0.08)          (0.10)             (0.12)
                                              --------------   -------------       -------------

Net asset value, end of period                      $ 12.65         $ 11.55             $ 9.65
                                              ==============   =============       =============

Total Return                                         10.28% (c)      20.88%              -8.21%

Ratios and Supplemental Data
Net assets, end of period (000)                    $ 15,030        $ 13,445           $ 10,287
Ratio of expenses to average net assets
   before waiver & reimbursement                      1.26% (d)       1.27%               1.28%
Ratio of expenses to average net assets               1.25% (d)       1.26%               1.28%
Ratio of net investment income to
   average net assets before waiver & reimbursement   0.54% (d)       0.86%               1.11%
Ratio of net investment income to
   average net assets                                 0.55% (d)       0.87%               1.11%
Portfolio turnover rate                               8.53%          46.03%              44.44%


                                               Year ended       Year ended         Year ended
                                              October 31, 2001 October 31, 2000  October 31, 1999
                                              --------------   -------------       -------------

Selected Per Share Data
Net asset value, beginning of period                $ 10.38          $ 9.23             $ 8.48
                                              --------------   -------------       -------------
Income from investment operations
  Net investment income (loss)                         0.16            0.08              (0.01)
  Net realized and unrealized gain (loss)              0.18            1.07               0.78
                                              --------------   -------------       -------------
Total from investment operations                       0.34            1.15               0.77
                                              --------------   -------------       -------------
Less Distributions to shareholders:
  From net investment income                          (0.09)              -              (0.02)
                                              --------------   -------------       -------------
Total distributions                                   (0.09)              -              (0.02)
                                              --------------   -------------       -------------

Net asset value, end of period                      $ 10.63         $ 10.38             $ 9.23
                                              ==============   =============       =============

Total Return                                          3.24%          12.46% (a)           9.04%

Ratios and Supplemental Data
Net assets, end of period (000)                     $ 7,294         $ 3,782            $ 4,116
Ratio of expenses to average net assets
   before waiver & reimbursement                      1.29%           1.49%               1.51%
Ratio of expenses to average net assets               1.28%           1.42% (b)           1.48%
Ratio of net investment income to
   average net assets before waiver & reimbursement   1.45%           0.79%              (0.11)%
Ratio of net investment income to
   average net assets                                 1.45%           0.85%              (0.07)%
Portfolio turnover rate                              60.79%         207.02%             140.37%



(a) Effective March 28, 2000 the Fund obtained a new advisor. The total return from March 28, 2000 (date of change in advisor) through October 31, 2000 was 11.37%.
(b) The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.
(c)    Not annualized.
(d)    Annualized

See accompanying notes which are an integral part of the financial statements.

                            Marathon Value Portfolio
                        Notes to the Financial Statements
                                 April 30, 2004
                                   (Unaudited)

NOTE 1. ORGANIZATION

Marathon Value Portfolio (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003, the Fund acquired all of the assets and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the "Predecessor Funds") in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term capital appreciation. The Fund's advisor is Spectrum Advisory Services, Inc. ("Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                            Marathon Value Portfolio
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor of the Fund is Spectrum Advisory Services, Inc. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, taxes, fees and expenses of the non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the six months ended April 30, 2004, the Advisor earned a fee of $89,551 from the Fund. The Advisor has contractually agreed to reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short), taxes and extraordinary expenses, at 1.25% of average daily net assets through October 31, 2006. For the six months ended April 30, 2004, the Advisor reimbursed expenses, except brokerage fees and commissions, taxes, fees and expenses of the non-interested person Trustees, and extraordinary expenses of $994.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2004. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor) and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

                            Marathon Value Portfolio
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2004, purchases and sales of investment securities, other than short-term investments were as follows:

                                            Amount
                                      -------------------
Purchases
     U.S. Government Obligations               $ 248,750
     Other                                       843,376
Sales
     U.S. Government Obligations             $ 1,001,563
     Other                                       386,557

As of April 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                             Amount
                         ---------------
Gross Appreciation          $ 3,094,690
Gross (Depreciation)           (333,069)

                         ---------------
Net Appreciation on
Investments                 $ 2,761,621
                         ===============

At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $12,378,218.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERS

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2004, Charles Schwab & Co. held, in an omnibus account for the benefit of others, approximately 63% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At October 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $322,276, which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

Year of Expiration          Amount
---------------------   -------------
        2006                $ 48,312
        2007                  39,608
        2011                 234,356

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                            Marathon Value Portfolio
                        Notes to the Financial Statements
                           April 30, 2004 - continued
                                   (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 20, 2002, the Fund paid an income distribution of $0.0964 per share to shareholders of record on December 19, 2002.

The tax character of distributions paid during the fiscal years 2003 and 2002 were as follows:

                                     2003            2002
                                 -------------  ---------------
Ordinary income                     $ 103,103         $ 88,490
Short-term Capital Gain                     -                -
Long-term Capital Gain                      -                -
                                 -------------  ---------------
                                    $ 103,103         $ 88,490
                                 =============  ===============

As of October 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                      $    77,372
Undistributed long-term capital gain/(accumulated losses)             (322,276)
Unrealized appreciation/(depreciation)                               1,453,578
                                                                 ---------------
                                                                   $ 1,208,674
                                                                 ===============

On December 31, 2003, the Fund paid an investment income dividend of $0.0848 per share to shareholders of record on December 29, 2003. The Fund paid ordinary income dividends of $98,503.

NOTE 9. CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending October 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal years ended October 31, 2003 and 2002 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the previous two fiscal years stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge:
(1) upon request by calling the Fund at (800) 788-6086; and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
Spectrum Advisory Services, Inc.
1050 Crown Pointe Parkway
Suite 950
Atlanta, GA 30338

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn  LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2.  Code of Ethics. Not Applicable

Item 3.  Audit Committee Financial Expert. Not Applicable

Item 4.  Principal Accountant Fees and Services. Not Applicable.

Item 5.  Audit Committee of Listed Companies. Not applicable.

Item 6.  Schedule of Investments. Not Applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 24, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1)   Not Applicable


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Unified Series Trust

By
*        /s/ Timothy Ashburn
 -------------------------------------------------------------------------------
         Timothy Ashburn, President

Date      7/1/04
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*        /s/ Timothy Ashburn
 -------------------------------------------------------------------------------
         Timothy Ashburn, President

Date     7/1/04
    ----------------------------------------------------------------------------

By
*         /s/ Thomas G. Napurano
 -------------------------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date     7/1/04
    ----------------------------------------------------------------------------